As filed with the Securities and Exchange Commission on October 26, 2012

1933 Act File No.333-139501

1940 Act File No. 811-21993

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 15	[X]

RevenueShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103

(Address of Principal Executive Offices)

1-215-854-8181

(Registrant's Telephone Number)

Vincent T. Lowry, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective:

___	immediately upon filing pursuant to paragraph (b)
_X_	on October 29, 2012 pursuant to paragraph (b)(1)(iii)
___	60 days after filing pursuant to paragraph (a) (i)
___	on (date) pursuant to paragraph (a) (i)
___	75 days after filing pursuant to paragraph (a)(ii)
___	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RevenueShares ETF Trust

	Cusip	NYSE Arca, Inc.
RevenueShares Large Cap Fund	761396100	RWL
RevenueShares Mid Cap Fund	761396209	RWK
RevenueShares Small Cap Fund	761396308	RWJ
RevenueShares Financials Sector Fund	761396506	RWW
RevenueShares ADR Fund	761396605	RTR
RevenueShares Navellier Overall A-100 Fund	761396704	RWV

Prospectus

October 29, 2012

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

2

Fund Summaries

RevenueShares Large Cap Fund

Investment Objective

RevenueShares Large Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver and/or Expense Reimbursement (1)	0.26%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$50	$214	$391	$906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable

3

account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.05% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Large Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the

4

transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 18.95% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -15.87% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 15.83%

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (2/22/08)
Return Before Taxes	0.38%	-0.32%
Return After Taxes on Distributions	-0.26%	-0.85%
Return After Taxes on Distributions and Sale of Fund Shares	0.25%	-0.60%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	0.33%
RevenueShares Large Cap IndexTM (reflects no deduction for fees, expenses or taxes)	0.89%	0.10%

5

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

RevenueShares Mid Cap Fund

Investment Objective

RevenueShares Mid Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P MidCap 400® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement (1)	0.28%
Total Annual Fund Operating Expenses after Fee Waiver	0.54%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$55	$234	$428	$987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.02% of the average value of its portfolio.

7

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Mid Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

8

Medium Capitalization Stock Risk Medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 26.71% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.42% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 8.87%

9

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (2/22/08)
Return Before Taxes	-1.56%	4.55%
Return After Taxes on Distributions	-2.33%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	-0.74%	3.68%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	-1.74%	4.05%
RevenueShares Mid Cap IndexTM (reflects no deduction for fees, expenses or taxes)	-0.65%	5.18%

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

RevenueShares Small Cap Fund

Investment Objective

RevenueShares Small Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P SmallCap 600® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement (1)	0.30%
Total Annual Fund Operating Expenses after Fee Waiver	0.54%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$55	$238	$436	$1,009

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.80% of the average value of its portfolio.

11

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Small Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

12

Small Capitalization Stock Risk Small capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 36.55% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -20.96% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 14.07%

13

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (2/22/08)
Return Before Taxes	-0.74%	7.18%
Return After Taxes on Distributions	-0.87%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	-0.48%	6.07%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	1.00%	4.42%
RevenueShares Small Cap IndexTM (reflects no deduction for fees, expenses or taxes)	-0.17%	8.28%

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

RevenueShares Financials Sector Fund

Investment Objective

RevenueShares Financials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Financials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement (1)	0.80%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$50	$330	$631	$1,486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.17% of the average value of its portfolio.

15

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Financials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Benchmark Index at the time of purchase. Financials companies include companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund will concentrate its investments in the financial industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Financials Sector Risk Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability.

Deterioration of credit markets, such as that which occurred in 2008 and 2009, can have an adverse impact on a broad range of financial markets, causing certain financial services companies to incur large losses. In these conditions, financial services companies may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial services companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government imposed restrictions on their businesses or increased government intervention, although there is no guarantee that governments will provide such relief in the future. These actions may cause the securities of many financial services companies to decline in value.

In response to the recent financial crisis, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted into federal law on July 21, 2010, in large part to provide increased regulation of financial institutions. The Dodd-Frank Act has had and will continue to have for years to come a broad impact on virtually all participants in the financial services industry. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Government regulation also may have adverse effects on certain issuers, such as decreased profits or revenues. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

16

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the financial industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the financial industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

17

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 39.63% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2009).

Year-to-date return (through September 30, 2012): 25.65%

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (11/10/08)
Return Before Taxes	-23.94%	-0.19%
Return After Taxes on Distributions	-24.22%	-0.55%
Return After Taxes on Distributions and Sale of Fund Shares	-15.55%	-0.32%
S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)	-17.03%	13.43%
RevenueShares Financials Sector IndexTM (reflects no deduction for fees, expenses or taxes)	-23.53%	16.55%

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

18

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

RevenueShares ADR Fund

Investment Objective

RevenueShares ADR Fund (the “Fund”) seeks to outperform the total return performance of the S&P ADR Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement (1)	0.56%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$50	$278	$525	$1,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.04% of the average value of its portfolio.

20

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares ADR IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. Constituent securities that are added to or removed from the Benchmark Index during a calendar quarter are generally added to and removed from the Underlying Index on a quarterly basis, causing the Fund to make corresponding changes to its portfolio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in American Depositary Receipts (“ADRs”) included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Foreign Securities The Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

21

Foreign Securities Risk Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk Since global shares and the underlying securities of ADRs in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Energy Industry Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as global shares and ADRs), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as global shares and ADRs) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

22

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 30.70% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.83% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 5.70%

23

Average Annual Total Return as of December 31, 2011

	1 Year	Since Inception (11/18/08)
Return Before Taxes	-12.43%	11.56%
Return After Taxes on Distributions	-13.88%	10.33%
Return After Taxes on Distributions and Sale of Fund Shares	-7.95%	9.28%
S&P ADR Index (reflects no deduction for fees, expenses or taxes)	-10.49%	17.97%
RevenueShares ADR IndexTM (reflects no deduction for fees, expenses or taxes)	-11.81%	18.95%

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24

RevenueShares Navellier Overall A-100 Fund

Investment Objective

RevenueShares Navellier Overall A-100 Fund (the “Fund”) seeks to outperform the total return performance of the Navellier Overall A-100 Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	0.82%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement (1)	0.82%
Total Annual Fund Operating Expenses after Fee Waiver	0.60%
and/or Expense Reimbursement

(1)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.60% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$61	$369	$698	$1,631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154.06% of the average value of its portfolio.

25

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Navellier Overall A-100 IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements and a maximum 7% per company weighting. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter promptly following the rebalancing and reconstitution of the Benchmark Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the retail industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Retail companies are engaged principally in operating general merchandise stores, specialty stores, and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Retail Industry Risk The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more

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sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Growth Style Investing Risk Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical levels, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the period shown in the bar chart above, the Fund’s highest quarterly return was 15.95% (quarter ended December 31, 2010) and the Fund’s lowest quarterly return was -20.10% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 13.63%

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Average Annual Total Return as of December 31, 2011

	1 Year	(1/21/09)
Return Before Taxes	-4.85%	15.04%
Return After Taxes on Distributions	-5.43%	14.40%
Return After Taxes on Distributions and Sale of Fund Shares	-3.02%	12.66%
Navellier Overall A-100 Index (reflects no deduction for fees, expenses or taxes)	1.00%	18.46%
RevenueShares Navellier Overall A-100 IndexTM (reflects no deduction for fees, expenses or taxes)	-6.84%	13.04%

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since February of 2010. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

     This section contains greater detail on the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and the RevenueShares Navellier Overall A-100 Fund’s (each, a “Fund,” and together, the “Funds”) principal investment strategies and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Objective

     Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). For purposes of each Fund’s investment objective, “total return” refers to a combination of capital appreciation and income. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

     Each RevenueShares Index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is constructed using a rules-driven methodology, which re-weights the constituent securities of a Benchmark Index according to the revenue earned by the companies in that index, subject to certain asset diversification requirements and, for the RevenueShares Navellier Overall A-100 IndexTM, a maximum 7% per company weighting. The resulting Underlying Index contains the same securities as each Fund’s Benchmark Index, but in different proportions.

     Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to revenue, it may be possible for a revenue-weighted index to outperform the capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

     From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund and RevenueShares Financials Sector Fund will also rebalance (i.e., re-weight) their portfolio securities promptly following the quarterly rebalancings of their respective Underlying Indexes and the RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund will rebalance their portfolio securities promptly following the quarterly reconstitutions (i.e., replacing old companies that have been removed from the Underlying Index with new companies that have been added to the Underlying Index) of their respective Underlying Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the quarterly rebalancings, each Fund’s portfolio (following its Underlying Index) typically will be reconstituted only when: (1) a security in the related Benchmark Index is altered due to corporate actions such as price adjustments, stock splits, or delisting from an exchange; or (2) when securities are added to or deleted from the related Benchmark Index (except with respect to the RevenueShares ADR Fund, which typically reflects additions to and deletions from the S&P ADR Index, its Benchmark Index, on a quarterly basis).

     Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible. However, the Funds may, in VTL’s discretion, remain invested in securities that were deleted from the Fund’s Underlying Index until VTL next rebalances the Fund in connection with the quarterly rebalancings or reconstitutions of the Underlying Indexes. A Fund may use a representative sampling strategy when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in a Fund’s Underlying Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

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Strategies Specific to Each Fund

RevenueShares Large Cap Fund

Exchange Trading Symbol: RWL	Cusip Number: 761396100

     The S&P 500® Index, RevenueShares Large Cap Fund’s Benchmark Index, is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor’s®. As of September 30, 2012, the largest market capitalization of a company in the S&P 500® Index was approximately $654.97 billion and the smallest market capitalization was approximately $1.86 billion. The average market capitalization of companies in the S&P 500® Index on this date was approximately $27.68 billion and the median market capitalization was approximately $13.27 billion.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500®.

RevenueShares Mid Cap Fund

Exchange Trading Symbol: RWK	Cusip Number: 761396209

     The S&P MidCap® 400 Index, RevenueShares Mid Cap Fund’s Benchmark Index, is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor’s®. As of September 30, 2012, the largest market capitalization of a company in the S&P MidCap® 400 Index was approximately $14.05 billion and the smallest market capitalization was approximately $506.41 million. The average market capitalization of companies in the S&P MidCap® 400 Index on this date was approximately $3.10 billion and the median market capitalization was approximately $2.86 billion.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P MidCap® 400.

RevenueShares Small Cap Fund

Exchange Trading Symbol: RWJ	Cusip Number: 761396308

     The S&P SmallCap® 600 Index, RevenueShares Small Cap Fund’s Benchmark Index, is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor’s® based on inclusion criteria to ensure that they are investable and financially viable. As of September 30, 2012, the largest market capitalization of a company in the S&P SmallCap® 600 Index was approximately $3.81 billion and the smallest market capitalization was approximately $51.33 million. The average market capitalization of companies in the S&P SmallCap® 600 Index on this date was approximately $932.08 million and the median market capitalization was approximately $787.77 million.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600.

RevenueShares Financials Sector Fund

Exchange Trading Symbol: RWW	Cusip Number: 761396506

     The S&P 500® Financials Index, RevenueShares Financials Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and

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brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). As of September 30, 2012, the largest market capitalization of a company in the S&P Financials® Index was approximately $221.21 billion and the smallest market capitalization was approximately $2.29 billion. The average market capitalization of companies in the S&P Financials® Index on this date was approximately $22.67 billion and the median market capitalization was approximately $16.97 billion.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in financials companies included in the S&P 500® Financials Index.

RevenueShares ADR Fund

Exchange Trading Symbol: RTR	Cusip Number: 761396605

     The S&P ADR Index, RevenueShares ADR Fund’s Benchmark Index, is a U.S. dollar-denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200 Ex U.S. Index. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 Ex U.S. Index who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. As of September 30, 2012, the largest market capitalization of a company in the S&P ADR® Index was approximately $248.99 billion and the smallest market capitalization was approximately $2.28 billion. The average market capitalization of companies in the S&P Financials® Index on this date was approximately $63.2 billion and the median market capitalization was approximately $27.22 billion.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in ADRs included in the S&P ADR Index.

     The Fund may concentrate its investments in a particular industry, such as the energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies include companies whose businesses are dominated by construction or provision of oil rigs, drilling equipment or other energy related services or equipment, including seismic data collection; or companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal or other consumable fuels.

RevenueShares Navellier Overall A-100 Fund

Exchange Trading Symbol: RWV	Cusip Number: 761396704

     The Navellier Overall A-100 Index, RevenueShares Navellier Overall A-100 Fund’s Benchmark Index, is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or American Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Navellier Overall A-100 Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Index. As of September 30, 2012, the largest market capitalization of a company in the Navellier Overall A-100 Index was approximately $654.97 billion and the smallest market capitalization was approximately $48.63 billion. The average market capitalization of companies in the S&P Financials® Index on this date was approximately $582 billion and the median market capitalization was approximately $1.03 billion.

     The Navellier Overall A-100 Index then calculates the following fundamental factors:

1.	Sales Growth
2.	Operating Margin Growth
3.	EPS Growth
4.	Earnings Revisions
5.	Earnings Surprise
6.	Earnings Momentum
7.	Return of Equity
8.	Free Cash Flow

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     All eight fundamental factors are equally weighted and combined with the quantitative score. Each stock in this universe is percentile ranked and the top 100 stocks of the total universe comprise the final Navellier Overall A-100 Index. The Navellier Overall A-100 Index is rebalanced and reconstituted quarterly. Navellier is not affiliated with the Funds or their investment advisers.

     The Fund may concentrate its investments in a particular industry, such as the retail industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Retail companies are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in companies included in the Navellier Overall A-100 Index.

Principal Risk Factors

     Investing in any ETF, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objective.

Investment Approach Risk

     The alternate weighting approach employed by the Underlying Indexes and the Funds may cause an Underlying Index or a Fund to underperform its Benchmark Index. Revenue weighting may underperform, for example, when the market does not respond to revenue reports, or where the market reacts disproportionately to disappointing revenue reports as compared to positive revenue reports. Revenue weighting may also underperform during a momentum market when the stock price of a narrow group of companies moves rapidly above their stated revenues, as was common during the 1998-1999 technology bubble, causing the Underlying Indexes to allocate less to companies with rising market capitalizations. Moreover, because the Underlying Indexes are only rebalanced quarterly, an Underlying Index may not incorporate market information about a constituent company’s current revenues over the course of the quarter. Quarterly rebalancing of the Underlying Indexes in order to meet certain asset diversification requirements may also cause an Underlying Index or a Fund to underperform its Benchmark Index.

Stock Market Risk

     Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

     Market trading risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the NYSE Arca, Inc. (the “Exchange”) through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell “Creation Units” directly from and to a Fund.

Lack of Market Liquidity Risk

     Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if a Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

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Premium/Discount Risk

     It is expected that the Shares of each Fund will remain listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk

     A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the stocks in its Underlying Index with the same weightings as its Underlying Index.

Portfolio Turnover Risk

Because the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund and RevenueShares Financials Sector Fund are rebalanced quarterly, and because the RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are rebalanced and reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. A Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on a Fund’s total rate of return, and the more likely a Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Securities Lending Risk

The Funds may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Risks Specific to Each Fund

Increased Volatility Risk (RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund)

     The RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are subject to certain risks associated with increased volatility in the price of small and medium capitalization companies (including those trading as global shares and ADRs). The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s Benchmark Index (and its Underlying Index), the Funds cannot predict when and how these changes will impact the market price and NAV of a Fund.

Small and Medium Capitalization Stock Risk (RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund)

     The RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are subject to certain risks associated with investments in small and medium capitalization

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companies (including those trading as global shares and ADRs). The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Securities of small and medium capitalization companies may pay no, or only small, dividends.

     The RevenueShares Mid Cap, ADR and Small Cap Indexes strive to mitigate this liquidity risk by using S&P® indexes as benchmark indexes. Though revenue weighting may, during momentum markets, result in heavier allocation to less liquid securities within a corresponding S&P® index, investing in securities included in the benchmark S&P® indexes helps mitigate the overall liquidity risk because Standard & Poor’s® uses liquidity as a primary screening factor in selecting the constituent securities of its indexes.

Non-Diversification Risk (RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund)

     Each of the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund is non-diversified, but intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk (RevenueShares Financials Sector Fund)

     Performance of companies in the financial sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. Companies in the financials sector may also be adversely affected by increases in loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Certain risks may impact the value of investments in the financials sector more severely than investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. This sector experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. Insurance companies may be adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

Foreign Securities Risk (RevenueShares ADR Fund)

     Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

     In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Energy Industry Risk (RevenueShares ADR Fund)

     Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance.

Retail Industry Risk (RevenueShares Navellier Overall A-100 Fund)

     The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Portfolio Holdings Information

     Information about each Fund’s portfolio holdings is available at www.revenuesharesetfs.com. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) of RevenueShares ETF Trust (the “Trust”).

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Management of the Funds

The Investment Adviser and Sub-Adviser

      VTL, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund. As investment adviser, VTL has overall responsibility for the general management and administration of the Trust and provides an investment program for each Fund. VTL also supervises the sub-adviser’s day-to-day management of the Funds. VTL also provides discretionary separate account management services to institutional clients as well as investment consulting services. As of June 30, 2012, VTL had approximately $786.4 million in assets under discretionary management.

     IMS, a wholly owned subsidiary of VTL, serves as sub-adviser to each Fund pursuant to a sub-advisory agreement with VTL (the “Sub-Advisory Agreement”). IMS was established in 2009 and is located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS is compensated for its services from the management fees paid to VTL by the Trust. IMS is responsible for the day-to-day trading, rebalancing and cash management of each Fund’s assets. As of June 30, 2012, IMS had approximately $839.0 million in assets under discretionary management.

     VTL’s contractual management fees for the fiscal year ended June 30, 2012 are set forth below. VTL entered into a written fee waiver and expense reimbursement agreement with the Funds to waive portions of its contractual management fees in order to help lower the Funds’ expense ratios. The table also shows actual management fees charged and the amount of the fee waiver and expense reimbursement.

Name of Fund	Contractual Management Fee	Fee Waiver and/or Expense Reimbursement	Actual Management Fee
RevenueShares Large Cap Fund	0.45%	0.26%	0.19%
RevenueShares Mid Cap Fund	0.50%	0.28%	0.22%
RevenueShares Small Cap Fund	0.50%	0.30%	0.20%
RevenueShares Financials Sector Fund	0.45%	0.80%	0.00%
RevenueShares ADR Fund	0.60%	0.56%	0.04%
RevenueShares Navellier Overall A-100 Fund	0.60%	0.82%	0.00%

     VTL has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets for the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund and RevenueShares ADR Fund, 0.54% for the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund and 0.60% for the RevenueShares Navellier Overall A-100 Fund. This agreement will remain in effect and will be contractually binding through October 28, 2013. VTL, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

     Each Fund is responsible for all of its expenses, including: the investment advisory fees (except for sub-advisory fees, which are paid by VTL as described above); costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

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     VTL makes certain “revenue sharing” payments out of its own profits in order to support the distribution of the Funds’ Shares. Currently, VTL has entered into such an arrangement with Pacer Financial Inc., the Funds’ wholesaler. VTL also pays, at its own expense, Foreside Fund Services, LLC (“Foreside” or the “Distributor”) a fee for certain distribution-related services. Neither of these entities sells Fund Shares directly to the retail public through the Exchange.

     A discussion regarding the basis for the Board of Trustees’ annual approval of the investment advisory agreement between the Trust and VTL and the sub-advisory agreement between VTL and IMS is available in the Funds’ Semi-Annual Report to Shareholders for the period ended December 31, 2011.

The Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Lowry is the Chief Executive Officer of VTL and has been with VTL since founding it in 2004. Prior to that, Mr. Lowry was an investment consultant with a major financial institution for more than eighteen years.

     Denise Krisko is responsible for the investment decisions for each of the Funds. Ms. Krisko became the Chief Investment Officer for IMS in 2009 and has over nineteen years of investment experience. Previously, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors since August of 2005, in which capacity she served as a portfolio manager of the Funds during 2008 to 2009 when The Bank of New York and Mellon Capital Management served as sub-adviser to the Funds. Prior to joining The Bank of New York, from 2000 to 2004, she held various senior investment positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager and trader. From 1991 to 2000 she was a senior quantitative equity portfolio manager and trader for The Vanguard Group. Ms. Krisko attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a BS from Pennsylvania State University, and obtained her MBA from Villanova University.

     The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

The Underlying Indexes

     Each Underlying Index is constructed using an alternative revenue-weighted approach that contains most, if not all, of the same securities as the corresponding Benchmark Index, but in different proportions. Each Fund is licensed, free of charge, to use its Underlying Index. Standard & Poor’s® serves as the index provider and is responsible for compiling, sponsoring and maintaining each Underlying Index.

     The RevenueShares methodology weights each constituent member of the Underlying Index using each constituent security’s 1-year trailing revenue as of the previous quarter as the numerator, and the cumulative revenues of all companies in the Underlying Index as the denominator, subject to certain asset diversification requirements implemented on the last day of each calendar quarter, as necessary, to allow the Funds to qualify as regulated investment companies under the Internal Revenue Code. No single constituent security of the RevenueShares Navellier Overall A-100 IndexTM may have a weighting greater than 7%. For more detailed information, see “Asset Diversification Rebalancing” in the Trust’s SAI. Accelerating revenues will only lead to higher weightings when a constituent company’s revenue represents a greater percentage of the total revenues of all companies in the index.

     The securities in each Underlying Index are re-weighted quarterly by Standard & Poor’s® using a rules-based methodology based on revenues as of the previous quarter and, as necessary, to satisfy asset diversification requirements. In addition, the

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RevenueShares ADR IndexTM is rebalanced and reconstituted quarterly based on revenues as of the previous quarter in order to reflect ADRs that have been added to or removed from the S&P ADR Index, and the RevenueShares Navellier Overall A-100 IndexTM is rebalanced and reconstituted quarterly based on revenues as of the previous quarter to reflect quarterly changes in the Navellier Overall A-100 Index. Outside of these quarterly rebalancings and reconstitutions, and any rebalancings to meet asset diversification requirements, the Underlying Indexes will be reconstituted by Standard & Poor’s® only when: (1) a security in the related Benchmark Index is altered due to corporate actions; or (2) when new securities are added to or deleted from the related Benchmark Index (except for the RevenueShares ADR IndexTM, which reflects additions to and deletions from the S&P ADR Index during the previous calendar quarter at the end of each quarter). These reconstitutions may be as frequently as daily, and, with respect to the RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund, will likely occur at least quarterly.

     Typical examples of corporate actions include those associated with price adjustments. When these corporate actions take place, prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend, the price of the stock opens on the ex-dividend date at a price below the prior day’s close to reflect the payment of the dividend to record shareholders, which affects capitalization. For each such price adjustment, the proportion of a stock’s representation in the Underlying Index will be adjusted to return the stock to its pre-adjusted weightings. Dividends of constituent securities will be deemed to have been reinvested pro rata by company weighting in the applicable Underlying Index. Similarly, rights offerings will be deemed to have been sold for cash and reinvested pro rata by company weighting in the applicable Underlying Index. Another example of a corporate action is a stock split. A stock split reflects an increase in a company’s outstanding shares, but will not affect the company’s weighting in an Underlying Index. For example, in a 2:1 stock split, the number of shares of that particular stock in the Underlying Index will be multiplied by 2 and price will be divided by 2. Another example of a corporate action is when a company or an ADR is delisted from a stock exchange.

     Except for the RevenueShares ADR IndexTM, when a company is removed from a Benchmark Index, the common denominator in the corresponding Underlying Index will not change until the next rebalancing. In order to avoid a complete re-weighting of the Underlying Indexes between quarterly rebalancings, the rules-based methodology weights companies that are added to an Underlying Index at the same weighting as the company being removed from the Underlying Index. In the event that two or more companies are added to a Benchmark Index and other companies are removed, the two or more companies being added to the corresponding Underlying Index would have a combined weighting equal to that of the companies that are being removed, and the new companies would have a relative pro rata weighting allocation based on the companies’ revenues as of the previous quarter. In the event a company is added to a Benchmark Index and no companies are removed, Standard & Poor’s® will not add the new company to the corresponding Underlying Index until the quarterly rebalancing, except that if a company is added to the RevenueShares Large Cap IndexTM, the company will be added to the applicable sector index, such as the RevenueShares Financials Sector IndexTM, even if no corresponding company is removed from the applicable sector index.

     With respect to the RevenueShares ADR IndexTM, if a constituent security has been added to or removed from the S&P ADR Index during a calendar quarter, that security will not be added to or removed from the RevenueShares ADR IndexTM until the last business day of that calendar quarter. At that time, the RevenueShares ADR IndexTM will be re-weighted based upon the 1-year trailing revenues as of the previous quarter. However, if a constituent security in the RevenueShares ADR IndexTM has ceased to trade or is delisted, that security will be removed from the RevenueShares ADR IndexTM and the RevenueShares ADR IndexTM will be reweighted at that time based on revenues as of the previous quarter.

     Each Underlying Index will be transparent. The Trust’s website, www.revenuesharesetfs.com, is publicly accessible and free of charge to all investors. The website describes the basic concept of each Underlying Index and discloses its proprietary rules-based methodology. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), the component securities of each Underlying Index and their respective weightings as of the close of the prior business day. Each business day, the website also publishes, free of charge (or provides a link to another website that will publish free of charge), the securities in each Fund’s portfolio and their respective weightings, and each Fund’s per share NAV, last-traded price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

     Each trading day, the value of each Underlying Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 15 seconds throughout the trading day by organizations authorized by Standard & Poor’s®. Once each trading day, these organizations will disseminate values

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for each Underlying Index, based on closing prices in the relevant exchange market. VTL will publish these disseminated index values on its website (or provide a link to another website that publishes the index values free of charge).

     In the unlikely event that an Underlying Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Administrator, Custodian and Transfer Agent

     The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, is the administrator, custodian and transfer agent for each Fund.

     Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

     Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. The Funds participate in a securities lending program under which the Funds’ custodian lends Fund portfolio securities to qualified institutional investors that post appropriate collateral. Under the program, the Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

     Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares of beneficial interest, and as dividend disbursing agent of the Trust.

     As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. The foregoing services are subject to a contract with a five year term and the Funds may incur additional costs if the contract is terminated prior to the completion of the five year term. For additional information, see the “Administrator and Fund Accountant” and “Custodian and Transfer Agent” subsections of the “Investment Advisory, Principal Underwriting and Other Service Arrangements” section of the Trust’s SAI.

Distributor

     Foreside is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

Other Service Providers

     Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. The Distributor and FCS are not affiliated with the investment adviser or sub-adviser or with BNY Mellon or its affiliates.

Shareholder Information

     Additional shareholder information is available free of charge by calling toll free: 1-877-738-8870, or visiting the Funds’ website at www.revenuesharesetfs.com.

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Buying and Selling Shares

     The Shares will be issued or redeemed by a Fund at NAV per share only in Creation Unit size. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares. See also “Creations, Redemptions and Transaction Fees” below.

     Shares of the Funds will also be listed for trading in the secondary market on the Exchange, and most investors will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers. Purchases and sales of Fund Shares in quantities smaller than Creation Unit sizes may only be traded on the Exchange and may not be directly purchased from, or redeemed by, a Fund. Fund Shares can be bought and sold on the Exchange throughout the trading day like other publicly traded shares. There is no minimum investment.

     Share prices are reported in dollars and cents per Share. Although Fund Shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. When buying or selling Shares through a broker in a secondary market exchange transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

     Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

     The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

     The Exchange intends to disseminate the “approximate value” of Shares of each Fund every 15 seconds. The “approximate value” that is calculated by the Exchange will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related to the price that Shares are trading on the Exchange and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund, because the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. None of the Funds are involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

     The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

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Creations, Redemptions and Transaction Fees

Creation Units

     Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an Authorized Participant Agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

     Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s Benchmark Index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment referred to as the “Cash Component.” The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the deposit securities.

     Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security; for example, when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

     A fixed creation transaction fee (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

     Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

     An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted

40

from holding shares of a company whose securities it recently underwrote. These transactions would be considered custom orders since they involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

Redemption

     Each Fund’s custodian makes available immediately prior to the opening of business of the Exchange each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the Trust’s SAI.

     An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

     A fixed redemption transaction fee (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process (through a DTC Participant) or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See also “Creation and Redemption of Creation Unit Aggregations” in the Trust’s SAI.

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Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements . Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend .” At the time you purchase your Fund Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations . In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent, a portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales . A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Medicare Tax . For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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Backup Withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

State and Local Taxes . Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units . An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Foreign Tax Credits . If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. Investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains. However, notwithstanding such exemption from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Premium/Discount Information

     NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the section of this Prospectus entitled “Net Asset Value.” The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which a Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

     Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

     Information showing the differences between the per share NAV of each Fund and the daily market prices on secondary markets for Shares of each Fund is available by visiting the Funds’ website at www.revenuesharesetfs.com.

Other Information

Distribution Plan

     Foreside serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

     The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor, or a dealer agreement with a broker-dealer.

     No 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Net Asset Value

     BNY Mellon calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

     In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value pursuant to procedures established by the Board of Trustees.

     Investments that may be valued at fair value include, among others, an unlisted security where the issuer has announced significant corporate actions or events, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation, or a security affected by a significant event, such as acts of terrorism, natural disasters, government action, armed conflict or significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Additional Notices

Other Investment Companies

     For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into a participation agreement with the Trust.

Continuous Offering

     The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable federal securities laws. Because new Shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

     Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions. However, subject to the terms and conditions of the Order, the Trust has received an exemption from the prospectus delivery obligation in ordinary secondary market transactions, on the condition that purchasers are provided with a product description of the Shares. This exemption only exempts dealers from the prospectus delivery requirement with respect to ordinary secondary market transactions on the Exchange and does not exempt dealers from the prospectus delivery requirement where a dealer’s activities would render the dealer a statutory underwriter. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading/Continuous Offering” in the Trust’s SAI.

44

Counsel and Independent Registered Public Accounting Firm

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

     BBD, LLP, 1835 Market Street Suite, 26th floor, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related tax and audit services.

Financial Highlights

     The financial highlights table is intended to help you understand the Funds’ financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period February 22, 2008 through June 30, 2008, and the fiscal years ended June 30, 2009, June 30, 2010 and June 30, 2011, were audited by the Funds’ previous independent registered public accounting firm. The information for the fiscal year ended June 30, 2012 has been audited by BBD, LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

45

Financial Highlights

 June 30, 2012

For a share outstanding throughout each period presented.

RevenueShares Large Cap Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]
Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$19.40	$16.63	$22.87	$25.00
Net investment income[3]	0.41	0.39	0.29	0.33	0.15
Net realized and unrealized gain (loss)
on investments	0.21 [7]	5.57	2.74	(6.34)	(2.23)
Total gain (loss) from investment
operations	0.62	5.96	3.03	(6.01)	(2.08)
Less Distributions from:
Net investment income	(0.42)	(0.36)	(0.26)	(0.23)	(0.05)
Net asset value, end of period	$25.20	$25.00	$19.40	$16.63	$22.87
Total Return at Net Asset Value[4]	2.59%	30.97%	18.21%	(26.27)%	(8.31)%
Total Return at Market Value[4]	2.57%	30.94%	17.99%	(26.52)%	(8.19)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$156,284	$201,301	$138,721	$53,233	$32,048
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers
and reimbursements	0.75%	0.73%	0.85%	1.89%	2.32%[5]
Net investment income, net of
waivers and reimbursements	1.72%	1.68%	1.44%	2.05%	1.87%[5]
Portfolio turnover rate[6]	29.05%	12.73%	6.72%	23.67%	0.88%
[1]	Commencement of operations.
[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[3]	Based on average daily shares outstanding.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[7]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
46

Financial Highlights — continued

For a share outstanding throughout each period presented.

RevenueShares Mid Cap Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]
Per Share Operating Performance:
Net asset value, beginning of period	$31.69	$23.04	$18.84	$24.17	$25.00
Net investment income[3]	0.23	0.18	0.17	0.18	0.08
Net realized and unrealized gain (loss)
on investments	(1.15)	8.64	4.18	(5.36)	(0.84)
Total gain (loss) from investment
operations	(0.92)	8.82	4.35	(5.18)	(0.76)
Less Distributions from:
Net investment income	(0.22)	(0.17)	(0.15)	(0.15)	(0.07)
Realized gains	(0.67)	—	—	—	—
Total distributions	(0.89)	(0.17)	(0.15)	(0.15)	(0.07)
Net asset value, end of period	$29.88	$31.69	$23.04	$18.84	$24.17
Total Return at Net Asset Value[4]	(2.72)%	38.40%	23.07%	(21.39)%	(3.02)%
Total Return at Market Value[4]	(2.80)%	38.42%	22.86%	(21.71)%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$122,557	$144,235	$100,270	$30,166	$4,869
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%[5]
Expenses, prior to expense waivers
and reimbursements	0.82%	0.81%	0.89%	2.02%	4.93%[5]
Net investment income, net of
waivers and reimbursements	0.77%	0.61%	0.71%	1.12%	0.89%[5]
Portfolio turnover rate[6]	55.02%	38.03%	14.51%	35.25%	1.07%

[1]	Commencement of operations.
[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[3]	Based on average daily shares outstanding.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

47

Financial Highlights — continued

For a share outstanding throughout each period presented.

RevenueShares Small Cap Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009[2]	For the Period February 22, 2008[1] Through June 30, 2008[2]
Per Share Operating Performance:
Net asset value, beginning of period	$34.47	$25.41	$20.04	$23.35	$25.00
Net investment income[3]	0.20	0.14	0.07	0.11	0.08
Net realized and unrealized gain (loss)
on investments	(0.81)	9.06	5.35	(3.32)	(1.67)
Total gain (loss) from investment
operations	(0.61)	9.20	5.42	(3.21)	(1.59)
Less Distributions from:
Net investment income	(0.15)	(0.14)	(0.05)	(0.10)	(0.06)
Net asset value, end of period	$33.71	$34.47	$25.41	$20.04	$23.35
Total Return at Net Asset Value[4]	(1.75)%	36.26%	27.07%	(13.67)%	(6.36)%
Total Return at Market Value[4]	(1.67)%	36.10%	26.88%	(13.67)%	(6.10)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$109,601	$131,017	$109,319	$32,099	$4,702
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%[5]
Expenses, prior to expense waivers and reimbursements	0.84%	0.83%	0.89%	2.20%	5.03%[5]
Net investment income, net of
waivers and reimbursements	0.61%	0.44%	0.25%	0.62%	0.85%[5]
Portfolio turnover rate[6]	47.80%	33.72%	16.33%	32.38%	6.44%

[1]	Commencement of operations.
[2]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[3]	Based on average daily shares outstanding.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
48

Financial Highlights — continued

For a share outstanding throughout each period presented.

RevenueShares Financials Sector Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period November 10, 2008[1] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$29.70	$27.30	$22.36	$25.00
Net investment income[2]	0.26	0.46	0.15	0.19
Net realized and unrealized gain (loss)
on investments	(2.05)	2.41	4.96	(2.69)
Total gain (loss) from investment
operations	(1.79)	2.87	5.11	(2.50)
Less Distributions from:
Net investment income	(0.29)	(0.47)	(0.17)	(0.14)
Net asset value, end of period	$27.62	$29.70	$27.30	$22.36
Total Return at Net Asset Value[3]	(5.95)%	10.40%	22.87%	(9.87)%
Total Return at Market Value[3]	(5.93)%	10.29%	23.00%	(10.03)%
Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$9,667	$11,880	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and reimbursements	1.29%	1.03%	1.11%	3.14%[4]
Net investment income, net of
waivers and reimbursements	0.98%	1.52%	0.51%	1.60%[4]
Portfolio turnover rate[5]	26.17%	15.99%	1.76%	19.26%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
49

Financial Highlights — continued

For a share outstanding throughout each period presented.

RevenueShares ADR Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period November 18, 2008[1] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$39.84	$30.74	$30.09	$25.00
Net investment income[2]	1.00	0.96	1.07	0.58
Net realized and unrealized gain (loss) on investments	(7.47)	9.01	0.40	4.68
Total gain (loss) from investment operations	(6.47)	9.97	1.47	5.26
Less Distributions from:
Net investment income	(1.33)	(0.87)	(0.68)	(0.17)
Realized gains	(0.23)	—	(0.14)	—
Total distributions	(1.56)	(0.87)	(0.82)	(0.17)
Net asset value, end of period	$31.81	$39.84	$30.74	$30.09
Total Return at Net Asset Value[3]	(16.30)%	32.89%	4.64%	21.15%
Total Return at Market Value[3]	(16.32)%	32.90%	4.55%	21.18%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$36,587	$71,716	$47,641	$7,522
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%[4]
Expenses, prior to expense waivers and reimbursements	1.05%	0.99%	1.08%	3.52%[4]
Net investment income, net of waivers and reimbursements	2.97%	2.55%	3.06%	3.79%[4]
Portfolio turnover rate[5]	35.04%	37.11%	45.80%	82.02%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

50

Financial Highlights — concluded

For a share outstanding throughout each period presented.

RevenueShares Navellier Overall A-100 Fund
	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period January 21, 2009[1] Through June 30, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$41.98	$29.68	$27.52	$25.00
Net investment income[2]	0.44	0.39	0.10	0.09
Net realized and unrealized gain (loss) on investments	(3.67)	12.32	2.61	2.52
Total gain (loss) from investment operations	(3.23)	12.71	2.71	2.61
Less Distributions from:
Net investment income	(0.38)	(0.41)	(0.07)	(0.09)
Realized gains	(0.44)	—	(0.48)	—
Total distributions	(0.82)	(0.41)	(0.55)	(0.09)
Net asset value, end of period	$37.93	$41.98	$29.68	$27.52
Total Return at Net Asset Value[3]	(7.61)%	43.05%	9.70%	10.48%
Total Return at Market Value[3]	(7.93)%	43.22%	9.81%	10.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,585	$10,496	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.60%	0.60%	0.60%	0.60%[4]
Expenses, prior to expense waivers and reimbursements	1.42%	1.60%	1.40%	3.72%[4]
Net investment income, net of waivers and reimbursements	1.18%	1.06%	0.32%	0.81%[4]
Portfolio turnover rate[5]	154.06%	190.44%	182.12%	32.48%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

51

If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this Prospectus).

You may obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-877-738-8870. The SAI and shareholder reports are also available on the Funds’ website, www.revenuesharesetfs.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (“SEC”) in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

Distributor

Foreside Fund Services, LLC
http://www.foreside.com

RevenueShares ETF Trust

RevenueShares Large Cap Fund
RevenueShares Mid Cap Fund
RevenueShares Small Cap Fund
RevenueShares Financials Sector Fund
RevenueShares ADR Fund
RevenueShares Navellier Overall A-100 Fund

Prospectus

Dated October 29, 2012

RevenueShares ETF Trust

Investment Company Act File No. 811-21993

RevenueShares ETF Trust

	Cusip	NYSE Arca, Inc.
RevenueShares Consumer Discretionary Sector Fund	[ ]	[ ]
RevenueShares Consumer Staples Sector Fund	[ ]	[ ]
RevenueShares Energy Sector Fund	[ ]	[ ]
RevenueShares Health Care Sector Fund	[ ]	[ ]
RevenueShares Industrials Sector Fund	[ ]	[ ]
RevenueShares Information Technology Sector Fund	761396407	RWY
RevenueShares Materials Sector Fund	[ ]	[ ]
RevenueShares Utilities Sector Fund	[ ]	[ ]

Prospectus

October 29, 2012

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

2

Fund Summaries

RevenueShares Consumer Discretionary Sector Fund

Investment Objective

RevenueShares Consumer Discretionary Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Discretionary Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are

3

held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Discretionary Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Discretionary companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Discretionary companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Discretionary companies include those in industries that tend to be the most sensitive to economic cycles, such as automotive; household durable goods; textiles and apparel; leisure equipment; hotels; restaurants and other leisure facilities; media production and services; and consumer retailing and services. The Fund will concentrate its investments in the Consumer Discretionary industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

4

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Discretionary industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Discretionary industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Discretionary Sector Risk The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates and consumer confidence. Success depends heavily on disposable household income and consumer spending.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

5

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

RevenueShares Consumer Staples Sector Fund

Investment Objective

RevenueShares Consumer Staples Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Staples Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

7

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Staples Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Staples companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Staples companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Staples companies include companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food, beverages and tobacco; producers of non-durable household goods and personal products; and food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund will concentrate its investments in the Consumer Staples industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

8

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Staples industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Staples industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Staples Sector Risk Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

9

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

RevenueShares Energy Sector Fund

Investment Objective

RevenueShares Energy Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Energy Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

11

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Energy Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Energy companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Energy companies as companies that are included in the Benchmark Index at the time of purchase. Energy companies include companies whose businesses are dominated by construction or provision of oil rigs, drilling equipment or other energy related services or equipment, including seismic data collection; or companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal or other consumable fuels. The Fund will concentrate its investments in the Energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies in the Underlying Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

12

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Energy industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Energy industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Energy Sector Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

13

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

RevenueShares Health Care Sector Fund

Investment Objective

RevenueShares Health Care Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Health Care Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

15

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Health Care Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the Benchmark Index at the time of purchase. Health Care companies include companies who manufacture health care equipment and supplies or provide health care related services, and companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund will concentrate its investments in the Health Care industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

16

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Health Care industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Health Care industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Health Care Sector Risk The health care sector may be affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

17

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

RevenueShares Industrials Sector Fund

Investment Objective

RevenueShares Industrials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Industrials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

19

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Industrials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the Benchmark Index at the time of purchase. Industrials companies include companies whose businesses are dominated by the manufacture and distribution of capital goods; the provision of commercial services and supplies; or the provision of transportation services. The Fund will concentrate its investments in the Industrials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Industrials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market,

20

political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Industrials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Industrials Sector Risk Stock prices for the types of companies included in this industry are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

21

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

RevenueShares Information Technology Sector Fund

Investment Objective

RevenueShares Information Technology Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Information Technology Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

23

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Information Technology Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Information Technology companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Information Technology companies as companies that are included in the Benchmark Index at the time of purchase. Information Technology companies include companies covering: (1) technology software and services; (2) technology hardware and equipment; and (3) semiconductors and semiconductor equipment manufacturers. The Fund will concentrate its investments in the Information Technology industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

24

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Information Technology industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Information Technology industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Information Technology Sector Risk Technology companies may face intense competition, product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction and dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

25

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

RevenueShares Materials Sector Fund

Investment Objective

RevenueShares Materials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Materials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

27

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Materials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Materials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Materials companies as companies that are included in the Benchmark Index at the time of purchase. Materials companies include companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund will concentrate its investments in the Materials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Materials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market,

28

political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Materials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Materials Sector Risk Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

29

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

RevenueShares Utilities Sector Fund

Investment Objective

RevenueShares Utilities Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Utilities Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.78%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement (2)	0.74%
Total Annual Fund Operating Expenses after Fee Waiver	0.49%
and/or Expense Reimbursement

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

31

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Utilities Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the Benchmark Index at the time of purchase. Utilities companies include companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund will concentrate its investments in the Utilities industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Utilities industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market,

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political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Utilities industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Utilities Sector Risk The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Sub-Adviser

Index Management Solutions, LLC

Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Lowry is the Chief Executive Officer of VTL and has managed the Fund since its inception.

     Denise Krisko makes the day-to-day investment decisions for the Fund. Ms. Krisko is the Chief Investment Officer for Index Management Solutions, LLC (“IMS”) and has managed the Fund since its inception. IMS is a wholly owned subsidiary of VTL.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

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Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), VTL may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

     This section contains greater detail on the RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund’s (each, a “Fund,” and together, the “Funds”) principal investment strategies and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Objective

     Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). For purposes of each Fund’s investment objective, “total return” refers to a combination of capital appreciation and income. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

     Each RevenueShares Index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is constructed using a rules-driven methodology, which re-weights the constituent securities of a Benchmark Index according to the revenue earned by the companies in that index, subject to certain asset diversification requirements. The resulting Underlying Index contains the same securities as each Fund’s Benchmark Index, but in different proportions.

     Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to revenue, it may be possible for a revenue-weighted index to outperform the capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

     From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will also rebalance their portfolio securities promptly following the quarterly rebalancing of the Underlying Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the quarterly rebalancing, each Fund’s portfolio (following its Underlying Index) typically will be reconstituted only when: (1) a security in the related Benchmark Index is altered due to corporate actions such as price adjustments, stock splits, or delisting from an exchange; or (2) when securities are added to or deleted from the related Benchmark Index.

     Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible. However, the Funds may, in VTL’s discretion, remain invested in securities that were deleted from the Fund’s Underlying Index until VTL next rebalances the Fund in connection with the quarterly rebalancing of the Underlying Indexes. A Fund may use a representative sampling strategy when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in a Fund’s Underlying Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

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Strategies Specific to Each Fund

RevenueShares Consumer Discretionary Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Consumer Discretionary Index, RevenueShares Consumer Discretionary Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Consumer Discretionary sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes those industries that tend to be the most sensitive to economic cycles. Its manufacturing segment includes: automotive; household durable goods; textiles and apparel; and leisure equipment. The services segment includes: hotels; restaurants and other leisure facilities; media production and services; and consumer retailing and services.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in consumer discretionary companies included in the S&P 500® Consumer Discretionary Index.

RevenueShares Consumer Staples Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Consumer Staples Index, RevenueShares Consumer Staples Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Consumer Staples sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in consumer staples companies included in the S&P 500® Consumer Staples Index.

RevenueShares Energy Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Energy Index, RevenueShares Energy Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Energy sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are dominated by either of the following activities: construction or provision of oil rigs, drilling equipment and other energy related service and equipment, including seismic data collection; and companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in energy companies included in the S&P 500® Energy Index.

RevenueShares Health Care Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Health Care Index, RevenueShares Health Care Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Health Care sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes two main industry groups. The first group includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The

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second group includes companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in health care companies included in the S&P 500® Health Care Index.

RevenueShares Industrials Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Industrials Index, RevenueShares Industrials Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Industrials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies whose businesses are dominated by one of the following activities: (1) the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment and industrial machinery; (2) the provision of commercial services and supplies, including printing, employment, environmental and office services; and (3) the provision of transportation services, including airlines, couriers, marine, road, rail and transportation infrastructure.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in industrials companies included in the S&P 500® Industrials Index.

RevenueShares Information Technology Sector Fund

Exchange Trading Symbol: RWY	Cusip Number: 761396407

     The S&P 500® Information Technology Index, RevenueShares Information Technology Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Information Technology sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies covering the following general areas: (1) technology software and services, including companies that primarily develop software in various fields such as the Internet, applications, systems, database management and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; (2) technology hardware and equipment, including manufacturers and distributors of communications equipment, computers and peripherals, electronic equipment and related instruments; and (3) semiconductors and semiconductor equipment manufacturers.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in information technology companies included in the S&P 500® Information Technology Index.

RevenueShares Materials Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Materials Index, RevenueShares Materials Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Materials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in materials companies included in the S&P 500® Materials Index.

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RevenueShares Utilities Sector Fund

Exchange Trading Symbol: [ ]	Cusip Number: [ ]

     The S&P 500® Utilities Index, RevenueShares Utilities Sector Fund’s Benchmark Index, is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Utilities sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

     The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in utilities companies included in the S&P 500® Utilities Index.

Principal Risk Factors

     Investing in any ETF, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objective.

Investment Approach Risk

     The alternate weighting approach employed by the Underlying Indexes and the Funds may cause an Underlying Index or a Fund to underperform its Benchmark Index. Revenue weighting may underperform, for example, when the market does not respond to revenue reports, or where the market reacts disproportionately to disappointing revenue reports as compared to positive revenue reports. Revenue weighting may also underperform during a momentum market when the stock price of a narrow group of companies moves rapidly above their stated revenues, as was common during the 1998-1999 technology bubble, causing the Underlying Indexes to allocate less to companies with rising market capitalizations. Moreover, because the Underlying Indexes are only rebalanced quarterly, an Underlying Index may not incorporate market information about a constituent company’s current revenues over the course of the quarter. Quarterly rebalancing of the Underlying Indexes in order to meet certain asset diversification requirements may also cause an Underlying Index or a Fund to underperform its Benchmark Index.

Stock Market Risk

     Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risk

     Market trading risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the NYSE Arca, Inc. (the “Exchange”) through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell “Creation Units” directly from and to a Fund.

Lack of Market Liquidity Risk

     Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if a Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Funds in

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secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Premium/Discount Risk

     It is expected that the Shares of each Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk

     A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the stocks in its Underlying Index with the same weightings as its Underlying Index.

Non-Diversification Risk

     Each Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Portfolio Turnover Risk

     Because the Funds are rebalanced quarterly, the Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. A Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on a Fund’s total rate of return, and the more likely a Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Securities Lending Risk

The Funds may engage in securities lending. Securities lending involves the risk that a Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Risks Specific to Each Fund

Consumer Discretionary Sector Risk (RevenueShares Consumer Discretionary Sector Fund)

     The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates and consumer confidence. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk (RevenueShares Consumer Staples Sector Fund)

     Companies in the Consumer Staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods. These regulations could affect company profitability.

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Energy Sector Risk (RevenueShares Energy Sector Fund)

     Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance.

Health Care Sector Risk (RevenueShares Health Care Sector Fund)

     The profitability of companies in the health care sector may be affected by extensive government regulations, restrictions on government reimbursement for medical expenses, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the health care sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

Industrials Sector Risk (RevenueShares Industrials Sector Fund)

     Stock prices for the types of companies included in this industry are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreement and insurance costs.

Information Technology Sector Risk (RevenueShares Information Technology Sector Fund)

     Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction. Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk (RevenueShares Materials Sector Fund)

     Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. Risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and cross-border competition.

Utilities Sector Risk (RevenueShares Utilities Sector Fund)

     The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

     Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at

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reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

Portfolio Holdings Information

     Information about each Fund’s portfolio holdings is available at www.revenuesharesetfs.com. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) of RevenueShares ETF Trust (the “Trust”).

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Management of the Funds

The Investment Adviser and Sub-Adviser

VTL, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund. As investment adviser, VTL has overall responsibility for the general management and administration of the Trust and provides an investment program for each Fund. VTL also supervises the sub-adviser’s day-to-day management of the Funds. VTL also provides discretionary separate account management services to institutional clients as well as investment consulting services. As of June 30, 2012, VTL had approximately $786.5 million in assets under discretionary management.

     IMS, a wholly owned subsidiary of VTL, serves as sub-adviser to each Fund pursuant to a sub-advisory agreement with VTL (the “Sub-Advisory Agreement”). IMS was established in 2009 and is located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS is compensated for its services from the management fees paid to VTL by the Trust. IMS is responsible for the day-to-day trading, rebalancing and cash management of each Fund’s assets. As of June 30, 2012, IMS had approximately $839.0 million in assets under discretionary management.

     VTL will receive fees from each Fund at an annual rate of 0.45% of the Fund’s average daily net assets. VTL has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets for the Fund. This agreement will remain in effect and will be contractually binding through October 28, 2013. VTL, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

     Each Fund is responsible for all of its expenses, including: the investment advisory fees (except for sub-advisory fees, which are paid by VTL as described above); costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

     VTL makes certain “revenue sharing” payments out of its own profits in order to support the distribution of the Funds’ Shares. Currently, VTL has entered into such an arrangement with Pacer Financial Inc., the Funds’ wholesaler. VTL also pays, at its own expense, Foreside Fund Services, LLC (“Foreside” or the “Distributor”) a fee for certain distribution-related services. Neither of these entities sells Fund Shares directly to the retail public through the Exchange.

     The Funds had not yet commenced operations as of the date of this prospectus. A discussion regarding the basis for the Board of Trustees’ annual approval of the investment advisory agreement between the Trust and VTL and the sub-advisory agreement between VTL and IMS will be available in future annual or semi-annual reports to shareholders of the Funds.

The Portfolio Managers

     Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Lowry is the Chief Executive Officer of VTL and has been with VTL since founding it in 2004. Prior to that, Mr. Lowry was an investment consultant with a major financial institution for more than eighteen years.

     Denise Krisko is responsible for the investment decisions for each of the Funds. Ms. Krisko became the Chief Investment Officer for IMS in 2009 and has over nineteen years of investment experience. Previously, she was a Managing Director and Co-Head of the Equity Index Management and Head of East Coast Equity Index Strategies

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for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors since August of 2005, in which capacity she served as a portfolio manager of the Funds during 2008 to 2009 when The Bank of New York and Mellon Capital Management served as sub-adviser to the Funds. Prior to joining The Bank of New York, from 2000 to 2004, she held various senior investment positions with Deutsche Asset Management and Northern Trust, including quantitative strategies director, senior portfolio manager and trader. From 1991 to 2000 she was a senior quantitative equity portfolio manager and trader for The Vanguard Group. Ms. Krisko attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a BS from Pennsylvania State University, and obtained her MBA from Villanova University.

     The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

The Underlying Indexes

     Each Underlying Index is constructed using an alternative revenue-weighted approach that contains most, if not all, of the same securities as the corresponding Benchmark Index, but in different proportions. Each Fund is licensed, free of charge, to use its Underlying Index. Standard & Poor’s® serves as the index provider and is responsible for compiling, sponsoring and maintaining each Underlying Index.

     The RevenueShares methodology weights each constituent member of the Underlying Index using each constituent security’s 1-year trailing revenue as of the previous quarter as the numerator, and the cumulative revenues of all companies in the Underlying Index as the denominator, subject to certain asset diversification requirements implemented on the last day of each calendar quarter, as necessary, to allow the Funds to qualify as regulated investment companies under the Internal Revenue Code. For more detailed information, see “Asset Diversification Rebalancing” in the Trust’s SAI. Accelerating revenues will only lead to higher weightings when a constituent company’s revenue represents a greater percentage of the total revenues of all companies in the index.

     The securities in each Underlying Index are re-weighted quarterly by Standard & Poor’s® using a rules-based methodology based on revenues as of the previous quarter and, as necessary, to satisfy asset diversification requirements. Outside of the quarterly rebalancing and any rebalancing to meet asset diversification requirements, the Underlying Indexes will be reconstituted by Standard & Poor’s® only when: (1) a security in the related Benchmark Index is altered due to corporate actions; or (2) when new securities are added to or deleted from the related Benchmark Index. These reconstitutions may be as frequently as daily.

     Typical examples of corporate actions include those associated with price adjustments. When these corporate actions take place, prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend, the price of the stock opens on the ex-dividend date at a price below the prior day’s close to reflect the payment of the dividend to record shareholders, which affects capitalization. For each such price adjustment, the proportion of a stock’s representation in the Underlying Index will be adjusted to return the stock to its pre-adjusted weightings. Dividends of constituent securities will be deemed to have been reinvested pro rata by company weighting in the applicable Underlying Index. Similarly, rights offerings will be deemed to have been sold for cash and reinvested pro rata by company weighting in the applicable Underlying Index. Another example of a corporate action is a stock split. A stock split reflects an increase in a company’s outstanding shares, but will not affect the company’s weighting in an Underlying Index. For example, in a 2:1 stock split, the number of shares of that particular stock in the Underlying Index will be multiplied by 2 and price will be divided by 2. Another example of a corporate action is when a company is delisted from a stock exchange.

     When a company is removed from a Benchmark Index, the common denominator in the corresponding Underlying Index will not change until the next rebalancing. In order to avoid a complete re-weighting of the Underlying Indexes between quarterly rebalancings, the rules-based methodology weights companies that are added to an Underlying Index at the same weighting as the company being removed from the Underlying Index. In the event that two or more companies are added to a Benchmark Index and other companies are removed, the two or more companies being added to the corresponding Underlying Index would have a combined weighting equal to that of the companies that are being removed, and the new companies would have a relative pro rata weighting allocation based on the companies’ revenues as of the previous quarter. In the event a company is added to a Benchmark Index and no

43

companies are removed, Standard & Poor’s® will not add the new company to the corresponding Underlying Index until the quarterly rebalancing, except that if a company is added to the RevenueShares Large Cap IndexTM, the company will be added to the applicable sector index even if no corresponding company is removed from the applicable sector index.

     Each Underlying Index will be transparent. The Trust’s website, www.revenuesharesetfs.com, is publicly accessible and free of charge to all investors. The website describes the basic concept of each Underlying Index and discloses its proprietary rules-based methodology. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), the component securities of each Underlying Index and their respective weightings as of the close of the prior business day. Each business day, the website also publishes, free of charge (or provides a link to another website that will publish free of charge), the securities in each Fund’s portfolio and their respective weightings, and each Fund’s per share NAV, last-traded price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

     Each trading day, the value of each Underlying Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 15 seconds throughout the trading day by organizations authorized by Standard & Poor’s®. Once each trading day, these organizations will disseminate values for each Underlying Index, based on closing prices in the relevant exchange market. VTL will publish these disseminated index values on its website (or provide a link to another website that publishes the index values free of charge).

     In the unlikely event that an Underlying Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Administrator, Custodian and Transfer Agent

     The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, is the administrator, custodian and transfer agent for each Fund.

     Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

     Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. The Funds participate in a securities lending program under which the Funds’ custodian lends Fund portfolio securities to qualified institutional investors that post appropriate collateral. Under the program, the Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

     Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares of beneficial interest, and as dividend disbursing agent of the Trust.

     As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. The foregoing services are subject to a contract with a five year term and the Funds may incur additional costs if the contract is terminated prior to the completion of the five year term. For additional information, see the “Administrator and Fund Accountant” and “Custodian and Transfer Agent” subsections of the “Investment Advisory, Principal Underwriting and Other Service Arrangements” section of the Trust’s SAI.

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Distributor

     Foreside is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

Other Service Providers

     Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. The Distributor and FCS are not affiliated with the investment adviser or sub-adviser or with BNY Mellon or its affiliates.

Shareholder Information

     Additional shareholder information is available free of charge by calling toll free: 1-877-738-8870, or visiting the Funds’ website at www.revenuesharesetfs.com.

Buying and Selling Shares

     The Shares will be issued or redeemed by a Fund at NAV per share only in Creation Unit size. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares. See also “Creations, Redemptions and Transaction Fees” below.

     Shares of the Funds will also be listed for trading in the secondary market on the Exchange, and most investors will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers. Purchases and sales of Fund Shares in quantities smaller than Creation Unit sizes may only be traded on the Exchange and may not be directly purchased from, or redeemed by, a Fund. Fund Shares can be bought and sold on the Exchange throughout the trading day like other publicly traded shares. There is no minimum investment.

     Share prices are reported in dollars and cents per Share. Although Fund Shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. When buying or selling Shares through a broker in a secondary market exchange transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

     Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

     The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

     The Exchange intends to disseminate the “approximate value” of Shares of each Fund every 15 seconds. The “approximate value” that is calculated by the Exchange will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related

45

to the price that Shares are trading on the Exchange and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund, because the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. None of the Funds are involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

     The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

     Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an Authorized Participant Agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

     Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund’s Benchmark Index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment referred to as the “Cash Component.” The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the deposit securities.

     Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security; for example, when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

     A fixed creation transaction fee (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each

46

Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

     Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

     An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted from holding shares of a company whose securities it recently underwrote. These transactions would be considered custom orders since they involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

Redemption

     Each Fund’s custodian makes available immediately prior to the opening of business of the Exchange each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes. For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Trust’s SAI.

     An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

     A fixed redemption transaction fee (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See also “Creation and Redemption of Creation Unit Aggregations” in the Trust’s SAI.

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Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements . Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend .” At the time you purchase your Fund Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations . In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent, a portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales . A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Medicare Tax . For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

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Backup Withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

State and Local Taxes . Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units . An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains. However, notwithstanding such exemption from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% (or the then applicable rate) if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Premium/Discount Information

     NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the section of this Prospectus entitled “Net Asset Value.” The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which a Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

     Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

     The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for shares and the Funds’ NAV. When available upon commencement of the Funds’ investment operations, information showing the differences between the per share NAV of each Fund and the daily market prices on secondary markets for shares of each fund will be available by visiting the Funds’ website at www.revenuesharesetfs.com.

Other Information

Distribution Plan

     Foreside serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

     The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any

49

activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor, or a dealer agreement with a broker-dealer.

     No 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

     BNY Mellon calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

     In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value pursuant to procedures established by the Board of Trustees.

     Investments that may be valued at fair value include, among others, an unlisted security where the issuer has announced significant corporate actions or events, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation, or a security affected by a significant event, such as acts of terrorism, natural disasters, government action, armed conflict or significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Additional Notices

Other Investment Companies

     For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into a participation agreement with the Trust.

Continuous Offering

     The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable federal securities laws. Because new Shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

     Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions.

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However, subject to the terms and conditions of the Order, the Trust has received an exemption from the prospectus delivery obligation in ordinary secondary market transactions, on the condition that purchasers are provided with a product description of the Shares. This exemption only exempts dealers from the prospectus delivery requirement with respect to ordinary secondary market transactions on the Exchange and does not exempt dealers from the prospectus delivery requirement where a dealer’s activities would render the dealer a statutory underwriter. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading/Continuous Offering” in the Trust’s SAI.

Counsel and Independent Registered Public Accounting Firm

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

     BBD, LLP, 1835 Market Street, 26th floor, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm of the Trust.

Financial Highlights

     No financial information is presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

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  If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. As of the date of this prospectus, annual and semi-annual reports are not yet available because the Funds had not commenced operations.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this Prospectus).

You may obtain free copies of the Funds’ annual and semi-annual reports (when available) and the SAI by contacting the Funds directly at 1-877-738-8870. The SAI and shareholder reports (when available) are also available on the Funds’ website, www.revenuesharesetfs.com.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (“SEC”) in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports (when available) and other information about the Funds:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549- 1520; or
•	Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

Distributor

Foreside Fund Services, LLC
http://www.foreside.com

RevenueShares ETF Trust

RevenueShares Consumer Discretionary Sector Fund
RevenueShares Consumer Staples Sector Fund
RevenueShares Energy Sector Fund
RevenueShares Health Care Sector Fund
RevenueShares Industrials Sector Fund
RevenueShares Information Technology Sector Fund
RevenueShares Materials Sector Fund
RevenueShares Utilities Sector Fund

Prospectus

Dated October 29, 2012

RevenueShares ETF Trust

Investment Company Act File No. 811-21993

RevenueShares ETF Trust

Statement of Additional Information

Dated October 29, 2012

RevenueShares ETF Trust (the “Trust”) is an open-end management investment company that currently offers shares in fourteen separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”). Each Fund has its own investment objective. The fourteen Funds are:

	Cusip	NYSE Arca, Inc.
RevenueShares Large Cap Fund	761396100	RWL
RevenueShares Mid Cap Fund	761396209	RWK
RevenueShares Small Cap Fund	761396308	RWJ
RevenueShares Financials Sector Fund	761396506	RWW
RevenueShares ADR Fund	761396605	RTR
RevenueShares Navellier Overall A-100 Fund	761396704	RWV
RevenueShares Consumer Discretionary Sector Fund*	[ ]	[ ]
RevenueShares Consumer Staples Sector Fund*	[ ]	[ ]
RevenueShares Energy Sector Fund*	[ ]	[ ]
RevenueShares Health Care Sector Fund*	[ ]	[ ]
RevenueShares Industrials Sector Fund*	[ ]	[ ]
RevenueShares Information Technology Sector Fund*	761396407	RWY
RevenueShares Materials Sector Fund*	[ ]	[ ]
RevenueShares Utilities Sector Fund*	[ ]	[ ]

VTL Associates, LLC (“VTL” or “Management”) serves as the investment adviser to each Fund. Index Management Solutions, LLC (“IMS”), a wholly owned subsidiary of VTL, serves as sub-adviser to each Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Funds’ current Prospectuses, dated October 29, 2012. The Funds listed above with an asterisk (*) have not yet commenced operations as of the date of this SAI and, therefore, are currently not offered for sale to or available for purchase by shareholders. The 2012 Annual Report for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund for the fiscal year ended June 30, 2012 is a separate document supplied with this SAI and the financial statements, accompanying notes and the report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI. Copies of the Prospectuses and Annual Report may be obtained by calling the Trust directly at 1-877-738-8870 or visiting the Fund’s website at www.RevenueSharesETFs.com. The Prospectuses contain more complete information about the Funds. You should read them carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of fourteen separate series representing separate portfolios of investments, eight of which are currently not offered for sale to or available for purchase by shareholders. The diversified series are RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund. The non-diversified series are RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund.

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.”

The Funds’ Shares are listed on the NYSE Arca, Inc. (“NYSE Arca”), and trade at market prices. The market price for a Fund’s Shares may be different from its NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be four times the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of Shares of each Fund will continue to be met. The NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, (iii) the “approximate value” of a Fund, as described in “Fund Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. The NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the NYSE Arca, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the NYSE Arca and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

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The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements. For more detailed information see “Continuous Offering” in the Prospectus. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act of 1933, as amended (the “Securities Act”), a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectuses, each Fund is subject to the following investment strategies, which are considered nonfundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

American Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity. ADRs are publicly available to U.S. investors on U.S. stock exchanges. ADRs are treated in the same manner as other U.S. securities for clearance, settlement, transfer, and ownership purposes. ADRs can also represent debt securities or preferred stock.

An ADR is a negotiable U.S. security that generally represents a foreign company’s publicly traded equity or debt. ADRs are created when a broker purchases a non-U.S. company’s shares on its home stock market and delivers the shares to the depositary’s local custodian bank, and then instructs the depositary bank to issue depositary receipts. In addition, ADRs may also be purchased and sold in the U.S. secondary trading market, and may trade freely just like any other security on a stock exchange.

ADRs facilitate U.S. investor purchases of non-U.S. securities and allow non-U.S. companies to have their stock trade in the United States. ADRs permit U.S. investors to access the potential benefits of global diversification, while helping avoid the challenges presented when investing directly in local trading markets. These obstacles can include inefficient trade settlements, uncertain custody services and costly currency conversions. ADRs can help overcome many of the inherent operational and custodial hurdles of international investing. ADRs are also used to facilitate cross-border trading and to raise capital in global equity offerings or for mergers and acquisitions to U.S. and non-U.S. investors.

Currently, there are over 2,250 ADR programs for companies from over 70 countries. The establishment of an ADR program offers numerous advantages to non-U.S. companies. The primary reasons to establish an ADR program can be divided into two broad considerations: capital and commercial.

Advantages may include:

•	Expanded market share through broadened and more diversified investor exposure with potentially greater liquidity, which may increase or stabilize the share price.
•	Enhanced visibility and image for the company’s products, services and financial instruments in a marketplace outside its home country.
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•	Flexible mechanism for raising capital and a vehicle or currency for mergers and acquisitions.
•	Enables employees of U.S. subsidiaries of non-U.S. companies to invest more easily in the parent company.

Increasingly, investors aim to diversify their portfolios internationally. However, obstacles such as undependable settlements, costly currency conversions, unreliable custody services, poor information flow, unfamiliar market practices, confusing tax conventions and internal investment policy may discourage institutions and private investors from venturing outside their local market. Many investors utilize ADRs as a means to diversify their portfolios globally. They may utilize ADRs because of the convenience, enhanced liquidity and cost effectiveness that ADRs offer compared to purchasing and safekeeping ordinary shares in the underlying issuer’s home country.

Other ADR advantages may include:

•	Quotation in U.S. dollars and payment of dividends or interest in U.S. dollars.
•	Diversification without many of the obstacles that exchange traded funds (“ETFs”), mutual funds, pension funds and other institutions may have in purchasing and holding securities outside of their local market.
•	Elimination of global custodian safekeeping charges.
•	Familiar trade, clearance and settlement procedures.
•	Competitive U.S. dollar/foreign exchange rate conversions for dividends and other cash distributions.
•	Ability to acquire the underlying securities directly upon cancellation.

ADR facilities may be unsponsored and sponsored. Unsponsored ADRs are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored ADRs may be issued in different levels, available in various trading markets, and are issued by one depositary appointed by the company under a deposit agreement or service contract. Sponsored ADRs offer control over the facility and the ability to raise capital.

Companies that wish to list their ADRs on a U.S. stock exchange (the National Association of Securities Dealers Automated Quotations (“NASDAQ”), NYSE Amex Equities or New York Stock Exchange (“NYSE”)), raise capital or make an acquisition using securities, use Sponsored Level II or Sponsored Level III Depositary Receipts. Level II and Level III Depositary Receipt programs require SEC registration and adherence to applicable requirements for U.S. GAAP. These types of ADRs can also be listed on some exchanges outside the United States. Level II Depositary Receipts are exchange-listed securities but do not involve raising new capital. Level III programs typically generate the most U.S. investor interest because capital is being raised. Generally, companies that choose either a Level II or Level III program will attract a significant number of U.S. investors.

An ADR is issued by a U.S. depositary bank when the underlying ordinary shares are deposited in the depositary bank’s local custodian bank in the company’s home market. The underlying ordinary shares are usually deposited by a broker who has purchased the underlying ordinary shares in the open market through its international offices or through a local broker in the company’s home market. On the same day that the shares are delivered to the local custodian bank, the local custodian notifies the U.S. depositary bank. After notification, ADRs are issued and delivered to the initiating broker, who then delivers the ADRs evidencing the local underlying shares to purchasing investors.

Alternatively, when a non-U.S. company completes an offering of new shares, part of which will be sold as ADRs in the U.S. or international market, the company will deliver the shares to the depositary bank’s local custodian at the time of the closing. The depositary bank will then issue the corresponding ADRs and deliver them to the members of the underwriting syndicate. With this pool of ADRs, a regular trading market commences where ADRs can then be issued, transferred or canceled.

Once ADRs are issued, they are tradable on a national stock exchange in the United States upon compliance with SEC regulations. Like other U.S. securities, they can be freely sold to other investors. ADRs may be sold to subsequent U.S. investors by simply transferring them from the existing ADR holder (seller) to another ADR holder (buyer); this is known as an intra-market transaction. An intra-market transaction is settled in the same manner as

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any other U.S. security purchase: in U.S. dollars on the third business day after the trade date and typically through The Depository Trust Company (“DTC”). Intra-market trading accounts for approximately 95 percent of all Depositary Receipt trading in the market today. Accordingly, the most important role of a depositary bank is that of Stock Transfer Agent and Registrar. It is therefore critical that the depositary bank maintain sophisticated stock transfer systems and operating capabilities.

When investors want to sell their ADRs, they notify their broker. The broker can either sell the ADR to another U.S. investor in the U.S. market through an intra-market transaction or sell the shares outside of the U.S., typically into the home market through a crossborder transaction. In cross-border transactions, brokers, either through their international offices or through a local broker in the company’s home market, will sell the shares back into the home market. To settle the trade, the U.S. broker will surrender the ADR to the depositary bank with instructions to deliver the shares to the buyer in the home market. The depositary bank will cancel the ADR and instruct the custodian to release the underlying shares and deliver them to the local broker who purchased the shares. The broker will arrange for the foreign currency to be converted into U.S. dollars for payment to the ADR holder. Additionally, the ADR holder would be able to request delivery of the actual shares at any time.

Once ADRs are issued and there are an adequate number of ADRs outstanding in the U.S. market (usually three percent to six percent of the company’s shares in ADR form), a true intra-market trading market emerges. Until this market develops, the majority of ADR purchases result in ADR issuances upon the deposit of shares. When executing an ADR trade, brokers seek to obtain the best price by comparing the ADR price in U.S. dollars to the dollar equivalent price of the actual shares in the home market. Brokers will buy or sell in the market that offers them the best price, and they can do so in three ways: by issuing a new ADR, transferring an existing ADR or canceling an ADR. The broker may also be holding an inventory of ordinary shares, in which case the local trading price is irrelevant. The continuous buying and selling of ADRs in either market tends to keep the price differential between the local and U.S. markets to a minimum. As a result, about 95 percent of ADR trading is done in the form of intra-market trading and does not involve the issuance or cancellation of an ADR.

The ADR certificate states the responsibilities of the depositary bank with respect to actions such as payment of dividends, voting at shareholder meetings, and handling of rights offerings.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

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Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

To the extent that repurchase agreements are considered to be loans, a Fund will not invest in repurchase agreements if, together with any other loans, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

Futures

Each Fund may enter into futures contracts, although it does not currently do so. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Each Fund will not invest more than 20% of its net assets in futures contracts.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with VTL, IMS or the Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires

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that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Segregated Assets

When engaging in transactions that could be deemed to create a “senior security” under Section 18 of the 1940 Act, as interpreted by the SEC and its staff, a Fund will cause its administrator or custodian to earmark cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.” Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

In order to ensure that each Fund qualifies as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), each RevenueShares Index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is subject to the following asset diversification requirements: (i) the weighted value of any single constituent security measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its Underlying Index; and (ii) with respect to 50% of the total value of an Underlying Index, the weighted value of the constituent securities must be diversified so that no single constituent security measured on the last day of a calendar quarter represents more than 4.99% of the total value of its Underlying Index or more than 9.99% of the outstanding voting securities of its issuer.

Rebalancing the Underlying Indexes to meet asset diversification requirements will be the responsibility of the Funds’ index provider, Standard and Poors®. If shortly prior to the last business day of any calendar quarter (a “Quarterly Qualification Date”), a constituent security (or two or more constituent securities) approaches the maximum allowable value limits set forth above (the “Asset Diversification Limits”), the percentage that such constituent security (or constituent securities) represents in an Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Asset Diversification Limits in accordance with the following methodology:

First, each constituent security that exceeds 24% of the total value of an Underlying Index will be reduced to 23% of the total value of the Underlying Index and the aggregate amount by which all constituent securities exceed 24% will be redistributed equally across the remaining constituent securities that represent less than 23% of the total value of the Underlying Index. If as a result of this redistribution, another constituent security then exceeds 24%, the redistribution will be repeated as necessary.

Second, with respect to the 50% of the value of the Underlying Index accounted for by the lowest weighted constituent securities, each constituent security that exceeds 4.8% of the total value of the Underlying Index will be reduced to 4.6% and the aggregate amount by which all constituent securities exceed 4.8% will be distributed equally across all remaining constituent securities that represent less than 4.6% of the total value of the Underlying Index. If as a result of this redistribution another constituent securities that did not previously exceed 4.8% of the Underlying Index value then exceeds 4.8%, the redistribution will be repeated as necessary until at least 50% of the value of the Underlying Index is accounted for by constituent securities representing no more than 4.8% of the total value of the Underlying Index.

Third, with respect to the 50% of the value of the Underlying Index accounted for by the lowest weighted constituent securities, each constituent security that exceeds 9.8% of the outstanding voting securities of its issuer will be reduced to 9.6% and the aggregate amount by which all constituent securities exceed 9.8% will be

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distributed equally across all remaining constituent securities that represent less than 9.6% of the outstanding voting securities of their issuers. If as a result of this redistribution another constituent securities that did not previously exceed 9.8% of the outstanding voting securities of its issuer then exceeds 9.8%, the redistribution will be repeated as necessary until at least 50% of the value of the Underlying Index is accounted for by constituent securities representing no more than 9.8% of the outstanding voting securities of their issuers.

If necessary, this reallocation process may take place more than once prior to a Quarterly Qualification Date to ensure that the Underlying Index and its corresponding Fund conform to the requirements for qualification as a regulated investment company under the Internal Revenue Code.

In addition, the RevenueShares Navellier Overall A-100 Index is subject to a cap of 7% on any one component security’s weighting. If shortly prior to the last business day of any calendar quarter, a constituent security (or two or more constituent securities) approaches the 7% limit, the percentage that such constituent security (or constituent securities) represents in the RevenueShares Navellier Overall A-100 Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the 7% limit in accordance with the same general methodology that is used for asset diversification purposes, as described above.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)	Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

(vi)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

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(vii)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board of Trustees has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with VTL and/or IMS, are listed below. The address of each Trustee of the Trust is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103.

Board Leadership Structure

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. To help facilitate the discharge of its managerial duties, the Board has established a Nominating Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Board is composed of six Trustees, four of whom are independent. The Chairman of the Board, Vincent T. Lowry, is an “interested person” (as that term is defined in the 1940 Act). The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the Independent Trustees, and the Trust’s various other service providers. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function and nature of the Trust, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

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Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office (1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. McAuliffe	Trustee	Since 2006	Retired. Police Officer from	14	Director,
Year of Birth: 1951			1971 to 2004.		Officer Daniel
					Boyle Scholarship Fund, from 1992 to present.

Christian W. Myers, III	Trustee	Since 2006	Firefighter from 1976 to present.	14	None
Year of Birth: 1952

John J. Kolodziej Year of Birth: 1956	Trustee	Since 2007	Chief Financial Officer, Cadbury Senior Services, from December 2011 to August 2012; Controller, Diagnostic Imaging Inc.,	14	None
			from August 2010 to November 2011;
			Director of Finance, St. Francis Medical Center, from 2002 to 2009.

John A. Reilly	Trustee	Since 2010	Retired. Firefighter from 1956 to	14	Trustee,
Year of Birth: 1931			1988.		Philadelphia
					Board of
					Pensions, from
					1976 to present;
					Member of the
					Executive Board
					of National
					Conference on
					Public Employee
					Retirement
					Systems (NCPERS), from 1990 to present.

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Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office (1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Vincent T. Lowry(3) Year of Birth: 1951	Chairman and Trustee; President	Since 2006	Chief Executive Officer and Chief Investment Officer, VTL, from 2004 to present; Managing Director, Smith Barney, Inc., from 1984 to 2004	14	None

Daniel J. Ledva(4)	Trustee	Since	Senior Managing Director, Co-	14	Trustee, Dr.
Year of Birth: 1972		September	Founder and Principal, Kelson		Gene A.
		2011	Group, from 2010 to present; Director, Marwood Group, from 2002 to 2010.		Carpenter Foundation, from 2008 to present.

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of 14 Funds, only six of which are operating.
(3)	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act due to his relationship with VTL, the Funds’ investment adviser.
(4)	Mr. Ledva is deemed to be an “interested person” of the Trust as defined in the 1940 Act because of the material business relationships that the Kelson Group and its affiliated broker-dealer, Kelson Capital LLC, have with VTL and/or the Trust.

Officers

The officers of the Trust not named above are:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office (1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gompers One Commerce 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1981	Treasurer	Since March 2012	Chief Operating Officer, VTL, from March 2007 to present; Chief Executive Officer and Chief Compliance Officer, IMS, from December 2009 to present; Analyst, VTL, from July 2005 – March 2007; Accountant, Gompers & Associates, PLLC from January 2005 – July 2005.

Patrick J. Keniston(2) Three Canal Plaza Suite 100 Portland, ME 04101 Year of Birth: 1964	Chief Compliance Officer	Since 2009	Director, Foreside Compliance Services, LLC, from October 2008 to present; Vice President, Citi Fund Services Ohio, Inc., from 2005 to 2008; Attorney, Citigroup Global Transaction Services, from 2001 to 2005.

Jennifer Folgia One Commerce Square 2005 Market Street Suite 2020 Philadelphia, PA 19103 Year of Birth: 1973	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales Assistant, Smith Barney, Inc., from 1994 to 2004.

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
(2)	The Funds’ Chief Compliance Officer also serves as an officer of other unaffiliated mutual funds and ETFs for which Foreside Fund Services, LLC, the Distributor, or its affiliates act as distributor or service provider.

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Share Ownership

Listed in the table below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2011. As of December 31, 2011, the RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund had not commenced operations, therefore, none of the Trustees owned shares of those Funds.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Components Overseen by Trustee in Family of Investment Components

James C. McAuliffe	None	None	None

Christian W. Myers, III	RevenueShares Large Cap Fund	$10,001– $50,000	$10,001– $50,000
	RevenueShares Mid Cap Fund	$1– $10,000
	RevenueShares Small Cap Fund	$1–$10,000
	RevenueShares Navellier Overall A-100 Fund	$1–$10,000

John J. Kolodziej	None	None	None

John A. Reilly	None	None	None

Vincent T. Lowry	None	None	None

Daniel J. Ledva	None	None	None

As of December 31, 2011, the Independent Trustees did not own any securities issued by VTL, Foreside Fund Services, LLC (“Foreside” or the “Distributor”), IMS, or any company controlling, controlled by, or under common control with VTL, the Distributor or IMS.

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Trustees’ Compensation

No officer or Trustee of the Trust who is also an officer or employee of VTL receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not an officer or employee of VTL $1,500 for each regular quarterly meeting attended and $250 for each special meeting attended. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended June 30, 2012:

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees

James C. McAuliffe, Trustee	$9,250	None	$9,250

Christian W. Myers, III, Trustee	$9,250	None	$9,250

John J. Kolodziej, Trustee	$7,750	None	$7,750

John A. Reilly, Trustee	$9,250	None	$9,250
Interested Trustees

Vincent T. Lowry, Chairman and Trustee	None	None	None

Daniel J. Ledva, Trustee*	$3,500	None	$3,500

*	Daniel J. Ledva is not an officer or employee of VTL and, therefore, is entitled to receive compensation from the Trust.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above, including business activities and employment of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to exercise judgment and reach informed conclusions relevant to their duties and fiduciary obligations. As discussed below, the Board believes that each Trustee possesses these abilities. In addition, the Board also considered the following with respect to each Trustee in determining that he should serve as a Trustee of the Funds.

Mr. McAuliffe is a retired Police Captain from the Philadelphia Police Department. During his thirty-four year career, he administered over numerous commands, personnel and operating budgets of up to $6 million. Mr. McAuliffe has served as a Trustee since the Funds’ inception and understands, and has historical knowledge of the Funds’ objectives and operations.

Mr. Myers has served as a Trustee since the Funds’ inception and understands, and has historical knowledge of the Funds’ objectives and operations.

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Mr. Kolodziej was the Chief Financial Officer for Cadbury Senior Services, a not-for-profit organization providing senior residential and continuing care services, from December 2011 to August 2012. Mr. Kolodziej also served as the Controller for Diagnostic Imaging Inc., a large radiology physician practice providing services in Pennsylvania and New Jersey, from August 2010 to November 2011. In addition, Mr. Kolodziej served as a Director of Finance for seven years for a hospital in central New Jersey, and as an internal audit professional for fifteen years for three health care and higher education entities. Mr. Kolodziej is a certified public accountant. Mr. Kolodziej has served as a Trustee since the Funds’ inception and understands, and has historical knowledge of the Funds’ objectives and operations.

Mr. Reilly is a retired Philadelphia firefighter, having been employed for more than thirty-two years with the department. From 1977 to 1980, he served as president of Local Union No. 22, International Association of Fire Fighters (IAFF). Mr. Reilly has experience in the pension industry. In particular, Mr. Reilly has served as a Trustee for the Philadelphia Board of Pensions since 1976, serving as a member of the Subcommittee on Investments since 1980 and the Subcommittee on Deferred Compensation Plans since 1995. In addition, Mr. Reilly has served as a member of the Executive Board of the National Conference on Public Employee Retirement Systems (NCPERS) since 1990, serving as Chairman of the By-Laws Committee and a member of the Budget and Audit Committees.

Mr. Lowry is Chief Executive Officer of VTL and previously served as a managing director for a global wealth management firm for two decades. Mr. Lowry has served as a Trustee since the Funds’ inception and understands, and has historical knowledge of the Funds’ objectives and operations.

Mr. Ledva is Senior Managing Director, Co-Founder and Principal of the Kelson Group, a boutique financial services firm and business development company. Previously, Mr. Ledva served as a Director in the Asset Management Group of the Marwood Group, a financial services and healthcare advisory firm. Mr. Ledva has experience in the financial industry. In particular, he has experience with strategic management, business development, due diligence, investments, broker-dealer operations and raising assets for hedge funds, private equity firms and traditional asset managers. Mr. Ledva is also a CFA Level II candidate. In addition, he serves as a Trustee of the Dr. Gene A. Carpenter Foundation and is a member of the Chartered Alternative Investment Analyst (CAIA) Association.

The Board therefore believes that the specific background of each Trustee, combined with his abilities and personal qualities, supports his service on the Board of Trustees. The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

The Board of Trustees has established two standing committees in connection with its governance of the Funds: the Audit Committee and Nominating Committee.

Audit Committee . The Audit Committee is composed of all of the Independent Trustees. John J. Kolodziej is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met 3 times during the fiscal year ended June 30, 2012.

Nominating Committee . The Nominating Committee is composed of all of the Independent Trustees. James C. McAuliffe is the Chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation. The Nominating Committee did not meet during the fiscal year ended June 30, 2012.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o VTL Associates, LLC, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to

B-15

evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the adviser and sub-adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and her compensation, as well as risks related to the technology and other facilities used to manage the Funds. The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable underlying indexes.

The Board receives regular compliance reports from Mr. Keniston, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Mr. Keniston to discuss compliance issues, including the alleviation of compliance-related risks. The Independent Trustees meet at least quarterly in executive session with the CCO, and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws. The Fund’s administrator provides the Board with regular written reports that monitor valuation of securities.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies. In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

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Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund. Any person who owns more than 25% may be deemed a controlling shareholder of a Fund. Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants (“DTC Participants”), as of September 28, 2012, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)

RevenueShares Large Cap Fund	Merrill Lynch	20.09%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	First Clearing, LLC	19.22%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060

	Morgan Stanley Smith Barney	18.34%
	Harborside Financial Center Plaza 2
	Jersey City, NJ 07311

	Charles Schwab	5.83%
	101 Montgomery St.
	San Francisco, CA 94104-4151

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Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)

RevenueShares Mid Cap Fund	Merrill Lynch	29.13%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	Morgan Stanley Smith Barney	19.81%
	Harborside Financial Center Plaza 2
	Jersey City, NJ 07311

	First Clearing, LLC	13.78%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060

	Charles Schwab	7.22%
	101 Montgomery Street
	San Francisco, CA 94104-4151

RevenueShares Small Cap Fund	Morgan Stanley Smith Barney	28.82%
	Harborside Financial Center
	Plaza 2
	Jersey City, NJ 07311

	Merrill Lynch	16.37%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	First Clearing, LLC	10.98%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060
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Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)

RevenueShares Financials Sector Fund	Morgan Stanley Smith Barney	31.52%
	Harborside Financial Center Plaza 2
	Jersey City, NJ 07311

	Goldman LP	16.88%
	30 Hudson Street
	Proxy Department
	Jersey City, NJ 07302

	First Clearing, LLC	10.15%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060

	Vanguard	8.65%
	100 Vanguard Blvd.
	Malvern, PA 19355

	Merrill Lynch	6.44%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	TD Ameritrade	5.01%
	1005 N. Ameritrade Place
	Bellevue, NE 68005

RevenueShares ADR Fund	Morgan Stanley Smith Barney	22.99%
	Harborside Financial Center Plaza 2
	Jersey City, NJ 07311

	Merrill Lynch	18.66%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	First Clearing, LLC	13.39%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060

	Merrill Lynch	11.72%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	Charles Schwab	5.79%
	101 Montgomery Street
	San Francisco, CA 94104-4151

	UBS Financial	5.67%
	1000 Harbor Blvd
	8th Floor
	Weehawken, NJ 07086
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Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)

RevenueShares Navellier Overall A-100 Fund	First Clearing, LLC	17.88%
	10700 Wheat First Drive, WS 1024
	Glen Allen, VA 23060

	Merrill Lynch	17.60%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	Merrill Lynch	15.98%
	101 Hudson St., 9th Floor
	Jersey City, NJ 07302

	Vanguard	8.64%
	100 Vanguard Blvd.
	Malvern, PA 19355

	Morgan Stanley Smith Barney	6.49%
	Harborside Financial Center Plaza 2
	Jersey City, NJ 07311

	Goldman LP	5.85%
	30 Hudson Street
	Proxy Department
	Jersey City, NJ 07302

	UBS Financial	5.21%
	1000 Harbor Blvd., 8th floor
	Weehawken, NJ 07086

As of September 28, 2012, the Trust’s Trustees and officers collectively owned less than 1% of the outstanding Shares of any of the Funds.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania limited liability company located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Funds. Vincent T. Lowry is the majority owner, Chairman and Managing Member of VTL. VTL is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

VTL provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated October 12, 2007, between the Trust and VTL (the “Advisory Agreement”), as amended August 15, 2008. Pursuant to the Advisory Agreement, the Trust employs VTL generally to manage the investment and reinvestment of the assets of the Funds. Pursuant to the Advisory Agreement, each Fund pays VTL a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management.

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VTL’s contractual management fees, actual management fees and fee waivers and/or expense reimbursements for the fiscal year ended June 30, 2012 are set forth below.

Name of Fund	Contractual Management Fee	Fee Waiver and/or Expense Reimbursement	Actual Management Fee

RevenueShares Large Cap Fund	0.45%	0.26%	0.19%

RevenueShares Mid Cap Fund	0.50%	0.28%	0.22%

RevenueShares Small Cap Fund	0.50%	0.30%	0.20%

RevenueShares Financials Sector Fund	0.45%	0.80%	0.00%

RevenueShares ADR Fund	0.60%	0.56%	0.04%

RevenueShares Navellier Overall A-100 Fund	0.60%	0.82%	0.00%

RevenueShares Consumer Discretionary Sector Fund	0.45%	N/A	N/A

RevenueShares Consumer Staples Sector Fund	0.45%	N/A	N/A

RevenueShares Energy Sector Fund	0.45%	N/A	N/A

RevenueShares Health Care Sector Fund	0.45%	N/A	N/A

RevenueShares Industrials Sector Fund	0.45%	N/A	N/A

RevenueShares Information Technology Sector Fund	0.45%	N/A	N/A

RevenueShares Materials Sector Fund	0.45%	N/A	N/A

RevenueShares Utilities Sector Fund	0.45%	N/A	N/A

VTL has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets for the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund, 0.54% for the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund and 0.60% for the RevenueShares Navellier Overall A-100 Fund. This agreement will remain in effect and will be contractually binding through October 28, 2013. VTL, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

For the fiscal years ended June 30, 2010, June 30, 2011 and June 30, 2012, advisory fees paid to VTL and fees waived or reimbursed by VTL with respect to each Fund that had commenced investment operations as of the date of this SAI were as follows:

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Name of Fund	Fees Paid to VTL for the Fiscal Year Ended June 30, 2012	Fees Waived and/or Expenses Reimbursed by VTL for the Fiscal Year Ended June 30, 2012	Fees Paid to VTL for the Fiscal Year Ended June 30, 2011	Fees Waived and/or Expenses Reimbursed by VTL for the Fiscal Year Ended June 30, 2011	Fees Paid to VTL for the Fiscal Year Ended June 30, 2010	Fees Waived and/or Expenses Reimbursed by VTL for the Fiscal Year Ended June 30, 2010
RevenueShares Large Cap Fund	$790,544	$429,220	$823,464	$444,553	$473,217	$602,233
RevenueShares Mid Cap Fund	$664,287	$370,262	$643,792	$357,361	$383,489	$286,562
RevenueShares Small Cap Fund	$586,092	$352,299	$606,242	$359,460	$386,613	$300,265
RevenueShares Financials Sector Fund	$45,932	$70,175	$99,279	$117,223	$ 59,542	$ 80,050
RevenueShares ADR Fund	$291,774	$261,859	$355,366	$302,557	$182,321	$187,653
RevenueShares Navellier Overall A-100 Fund	$59,477	$78,957	$58,928	$97,297	$ 68,306	$114,414

VTL owns the methodology used by the RevenueShares Indexes as well as certain trademarks related to the RevenueShares Indexes. VTL licenses the use of the methodology and trademarks to the Funds at no cost.

Sub-Adviser

IMS, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the sub-adviser for each Fund. IMS is a wholly owned subsidiary of VTL. IMS is responsible for facilitating the appropriate trading, rebalancing the portfolios and providing cash management services to the Funds. As of June 30, 2012, assets under management at IMS were approximately $       million. VTL pays IMS for providing sub-advisory services for RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund at an annual rate, subject to certain minimum amounts, of 0.06% of the Fund’s average daily net assets up to $75 million, 0.045% on the next $50 million and 0.0225% on the excess. VTL pays IMS for providing sub-advisory services for RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund at an annual rate of 0.075% of the Fund’s average daily net assets up to $100 million and 0.0375% on the excess.

The Advisory Fees paid to IMS by VTL with respect to each Fund that had commenced investment operations as of the date of this SAI are set forth in the chart below.

Name of Fund	Fees Paid for the Fiscal Year Ended June 30, 2012	Fees Paid for the Fiscal Year Ended June 30, 2011	Fees Paid for the Fiscal Year Ended June 30, 2010*
RevenueShares Large Cap Fund	$97,156	$83,310	$26,324
RevenueShares Mid Cap Fund	$85,213	$67,899	$22,674
RevenueShares Small Cap Fund	$78,427	$65,625	$22,849
RevenueShares Financials Sector Fund	$89,063	$48,704	$ 5,671
RevenueShares ADR Fund	$89,063	$48,986	$13,925
RevenueShares Navellier Overall A-100 Fund	$89,063	$51,015	$ 3,360

*	Fees paid for the period from February 12, 2010 to June 30, 2010.

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Portfolio Managers

Compensation of Portfolio Managers and Other Accounts Managed.

For his services as a portfolio manager of the Funds and other accounts, Mr. Lowry receives an annual salary from VTL. Set forth below is information regarding the other accounts for which Mr. Lowry has day-to-day portfolio management responsibilities, as of June 30, 2012. In addition to the Funds, Mr. Lowry manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets (millions)	Number	Assets (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$352,479,903	0	$0

IMS manages global quantitative-based investment strategies. IMS is a wholly owned subsidiary of VTL.

Compensation. The primary objectives of the IMS compensation plans for investment professionals are to:

•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of IMS
•	Motivate and reward strong business/investment performance
•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. All bonus awards are based initially on IMS financial performance.

All key staff of IMS is eligible to participate in the Index Management Solutions Deferred Compensation Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a five-year vesting period. The value of the award increases during the vesting period based upon the growth in IMS income.

IMS portfolio managers responsible for managing Funds are paid by IMS and not by the Fund. The same methodology described above is used to determine portfolio manager compensation with respect to the management of Funds and other accounts. Fund portfolio managers are also eligible for the standard 401k retirement benefits and health and welfare benefits available to all IMS employees.

Set forth below is information regarding the other accounts for which Denise Krisko has day-to-day portfolio management responsibilities, as of June 30, 2012. In addition to the Funds, Ms. Krisko manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets (millions)	Number	Assets (millions)
Registered Investment Companies	3	$52,568,510	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$352,479,903	0	$0

Description of Material Conflicts of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to

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investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, current trading practices do not allow IMS to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Portfolio Managers’ Ownership of Shares of the Funds.

As of June 30, 2012, Mr. Lowry did not own Shares of the Funds.

As of June 30, 2012, Ms. Krisko did not own Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds. Its principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust. The foregoing services are subject to a contract with a five year term. In the event the contract is terminated, subject to certain exceptions, by the Trust prior to the completion of the five year term, the Trust shall pay to BNY Mellon a termination fee calculated as follows: (a) if the contract is terminated within the first three (3) years of the term, the termination fee shall be 50% of the aggregate fees that would have been paid during the remaining balance of the term, calculated based on the assets under management of all series of the Trust for which BNY Mellon provides services as of the date of termination, or (b) if the contract is terminated after the first three (3) years of the term, the termination fee shall be 25% of the aggregate fees that would have been paid during the remaining balance of the term, calculated based on the assets under management of all series of the Trust for which BNY Mellon provides services as of the termination date.

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BNY Mellon received the following amounts for administration services for the last three fiscal years ended June 30:

	2012*	2011*	2010*
RevenueShares Large Cap Fund	$278,358	$304,618	$162,447
RevenueShares Mid Cap Fund	$234,228	$253,107	$102,414
RevenueShares Small Cap Fund	$216,748	$247,943	$115,250
RevenueShares Financials Sector Fund	$22,260	$49,033	$16,016
RevenueShares ADR Fund	$101,855	$127,051	$41,414
RevenueShares Navellier Overall A-100 Fund	$20,184	$24,297	$20,383
RevenueShares Consumer Discretionary Sector Fund	N/A	N/A	N/A
RevenueShares Consumer Staples Sector Fund	N/A	N/A	N/A
RevenueShares Energy Sector Fund	N/A	N/A	N/A
RevenueShares Health Care Sector Fund	N/A	N/A	N/A
RevenueShares Industrials Sector Fund	N/A	N/A	N/A
RevenueShares Information Technology Sector Fund	N/A	N/A	N/A
RevenueShares Materials Sector Fund	N/A	N/A	N/A
RevenueShares Utilities Sector Fund	N/A	N/A	N/A

*	Fees paid to BNY Mellon reflect bundled administration, transfer agency and custody services (excluding certain custody transaction fees).

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

The foregoing custody and transfer agency services are subject to a contract with a five year term. In the event the contract is terminated, subject to certain exceptions, by the Trust prior to the completion of the five year term, the Trust shall pay to BNY Mellon a termination fee calculated as follows: (a) if the contract is terminated within the first three (3) years of the term, the termination fee shall be 50% of the aggregate fees that would have been paid during the remaining balance of the term, calculated based on the assets under management of all series of the Trust for which BNY Mellon provides services as of the date of termination, or (b) if the contract is terminated after the first three (3) years of the term, the termination fee shall be 25% of the aggregate fees that would have been paid during the remaining balance of the term, calculated based on the assets under management of all series of the Trust for which BNY Mellon provides services as of the termination date.

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Distributor

The Distributor, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with the Trust, the investment adviser or subadviser or any stock exchange. Currently, VTL, at its expense, pays the Distributor a fee for certain distribution-related services. The Distributor does not receive any underwriting commissions for the sale of Fund Shares.

Financial Intermediary Wholesaler

Pacer Financial Inc. (“Pacer”), located at 16 Industrial Boulevard, Suite 201, Paoli, Pennsylvania 19301, serves as a third-party wholesaler to the Funds. Pursuant to a contractual revenue-sharing arrangement with VTL, Pacer is primarily responsible for promoting the sale of Shares through broker/dealers, financial advisers, and other financial intermediaries. VTL compensates Pacer from its own resources, including profits from advisory fees received from the Funds.

Calculation Agent

Standard and Poors®, located at 55 Water Street, New York, New York 10041, serves as calculation agent for the Underlying Indexes. Standard and Poors® has entered into a contractual agreement with VTL under which Standard and Poors® will be primarily responsible for Index maintenance, calculation, dissemination and reconstitution activities. VTL compensates Standard and Poors® from its own resources, including profits from advisory fees received from the Funds.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. As compensation for the foregoing services, FCS receives certain out of pocket costs and fixed fees, which are accrued daily and paid monthly by the Funds.

The Compliance Services Agreement with respect to the Funds continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to the Funds on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

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Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th floor, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm of the Trust. BBD, LLP audits the Funds’ financial statements and performs other related tax and audit services.

Rule 12b-1 Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to compensate persons who provide certain marketing or distribution-related services for the Funds. The Plan provides for payments at an annual rate of 0.25% of each Fund’s average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and the Board will not impose such fee for one year from the date of the Prospectuses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, IMS relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, IMS effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. In choosing brokers to execute portfolio transactions for the Funds, IMS may select brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which IMS has investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that IMS, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), IMS must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [IMS’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the broker also must lawfully and appropriately assist IMS in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a broker commissions higher than those available from another broker in recognition of the broker’s provision of Soft Dollar Products to IMS.

IMS may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research.

IMS faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because IMS is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces IMS’s expenses to the extent that IMS would have purchased such products had it not been provided by brokers. Section 28(e) permits IMS to use Soft Dollar Products for the benefit of any account it manages. Certain IMS-managed accounts may generate soft dollars used to purchase Soft Dollar Products that

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ultimately benefit other IMS-managed accounts, effectively cross subsidizing the other IMS-managed accounts that benefit directly from the product. IMS may not necessarily use all of the Soft Dollar Products in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

IMS assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by IMS are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by IMS. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

The table below lists the aggregate dollar amount of brokerage commissions paid by each Fund for the last three fiscal years ended June 30.

Fund	2012		2011	2010
RevenueShares Large Cap Fund	$92,679	*	$31,539	$6,986
RevenueShares Mid Cap Fund	$214,916	*	$79,942	$13,923
RevenueShares Small Cap Fund	$221,384	*	$102,815	$21,650
RevenueShares Financials Sector Fund	$6,139	*	$5,908	$1,685
RevenueShares ADR Fund	$48,661		$39,314	$25,931
RevenueShares Navellier Overall A-100 Fund	$26,867		$30,078	$22,265
RevenueShares Consumer Discretionary Sector Fund	N/A		N/A	N/A
RevenueShares Consumer Staples Sector Fund	N/A		N/A	N/A
RevenueShares Energy Sector Fund	N/A		N/A	N/A
RevenueShares Health Care Sector Fund	N/A		N/A	N/A
RevenueShares Industrials Sector Fund	N/A		N/A	N/A
RevenueShares Information Technology Sector Fund	N/A		N/A	N/A
RevenueShares Materials Sector Fund	N/A		N/A	N/A
RevenueShares Utilities Sector Fund	N/A		N/A	N/A
*	Effective September 30, 2011, the RevenueShares Large Cap Index™, RevenueShares Mid Cap Index™, RevenueShares Small Cap Index™ and RevenueShares Financials Sector Index™ changed from annual rebalancings to quarterly rebalancings. As a result, effective September 30, 2011, the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund and RevenueShares Financials Sector Fund, which attempt to replicate their respective Underlying Indexes, also rebalanced their portfolio securities quarterly promptly following the quarterly rebalancings of their respective Underlying Indexes.

The Funds primarily incur brokerage commissions in connection with the quarterly rebalancings of the Funds. The magnitude of the rebalancings will vary depending on such factors as changes in the composition of an Underlying Index, changes in the related revenues of the constituent companies and changes in the size of a Fund.

During the fiscal year ended June 30, 2012, the Funds, VTL and IMS did not direct the Funds’ brokerage transactions to a broker because of research services provided.

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The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended June 30, 2012, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of June 30, 2012.

Fund	Name of Broker or Dealer	Aggregate Value of Holdings
RevenueShares Large Cap Fund	Morgan Stanley & Co.	$672,905
	J.P. Morgan Chase & Co.	$1,785,142
	Bank of America	$1,798,637
	Citigroup	$1,552,036
	Goldman Sachs Group, Inc.	$609,957

RevenueShares Mid Cap Fund	N/A	N/A

RevenueShares Small Cap Fund	ITG, Inc.	$117,475

RevenueShares Financials Sector Fund	Morgan Stanley & Co.	$302,757
	J.P. Morgan Chase & Co.	$803,210
	Citigroup, Inc.	$698,325
	Bank of America	$809,272
	Goldman Sachs Group, Inc.	$274,735

RevenueShares ADR Fund	Barclays PLC	$259,766
	Deutsche Bank	$376,457
	Credit Suisse Group AG	$243,386
	UBS Securities, Inc.	$238,299

RevenueShares Navellier Overall A-100 Fund	N/A	N/A

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to IMS the responsibility to vote proxies with respect to the portfolio securities held by the Funds. IMS has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how IMS voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, by calling 1-877-738-8870; and (ii) on the SEC’s website at http://www.sec.gov. IMS’s Proxy Voting Policies and Procedures are included as Appendix A to this SAI.

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Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted and, with respect to VTL, approved a joint Code of Ethics covering the Trust and VTL (the “Code”). IMS has adopted VTL’s existing Code. The Code is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Code applies to the personal investing activities of certain individuals employed by or associated with the Trust, VTL or IMS (“Access Persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Code, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Code permits personnel subject to the Code to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

PORTFOLIO TURNOVER

Because the RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are rebalanced and reconstituted quarterly and because the other series of the Trust are rebalanced quarterly, the Funds may experience portfolio turnover in excess of 100%. The portfolio turnover rates of each Fund that had commenced operations as of the date of this SAI for the last two fiscal years ended June 30 were as follows:

	Fiscal year ended June 30,
	2012	2011
Fund
RevenueShares Large Cap Fund	29.05%	12.73%
RevenueShares Mid Cap Fund	55.02	38.03
RevenueShares Small Cap Fund	47.80	33.72
RevenueShares Financials Sector Fund	26.17	15.99
RevenueShares ADR Fund	35.04	37.11
RevenueShares Navellier Overall A-100 Fund	154.06	190.44

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

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When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of a Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts

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with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Fund’s corresponding index (“Fund Securities”) and an amount of cash—the “Cash Component”—computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Funds’ custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by VTL with a

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view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the composition of the stocks in the Fund’s corresponding index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but VTL, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect existing shareholders. The adjustments described above will reflect changes known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s corresponding index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” A list of existing Authorized Participants that have signed a Participant Agreement is available from the Distributor. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Funds’ transfer agent no later than the closing time of the regular trading session on the NYSE Arca (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Funds’ transfer agent no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing

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Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by VTL and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Funds’ custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Funds’ custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Funds’ transfer agent on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Funds’ custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m., Eastern time, and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time on such date and federal funds in the appropriate amount are deposited with the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time or federal funds in the appropriate amount are not received by

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11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Funds’ custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Fund’s custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or VTL, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Fund’s custodian, the Distributor and VTL make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, VTL, IMS, BNY Mellon, the Distributor, DTC, NSCC, the Fund’s custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Fund’s custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

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Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The table below provides the Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
RevenueShares Large Cap Fund	$2,500	$10,000
RevenueShares Mid Cap Fund	$2,000	$8,000
RevenueShares Small Cap Fund	$3,000	$12,000
RevenueShares Consumer Discretionary Sector Fund	$500	$2,000
RevenueShares Consumer Staples Sector Fund	$500	$2,000
RevenueShares Energy Sector Fund	$500	$2,000
RevenueShares Financials Sector Fund	$500	$2,000
RevenueShares Health Care Sector Fund	$500	$2,000
RevenueShares Industrials Sector Fund	$500	$2,000
RevenueShares Information Technology Sector Fund	$500	$2,000
RevenueShares Materials Sector Fund	$500	$2,000
RevenueShares Utilities Sector Fund	$500	$2,000
RevenueShares ADR Fund	$2,500	$10,000
RevenueShares Navellier Overall A-100 Fund	$500	$2,000

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Funds’ transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation. Each Fund’s custodian, through the NSCC, makes available prior to the opening of business on the NYSE Arca (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) of up to four times the standard redemption transaction fee may be imposed for a Fund.

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Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Funds’ custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Funds’ custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Funds’ transfer agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Funds’ custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Funds’ custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also,

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in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

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The table below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Creation through NSCC	4:00 p.m. (ET)	No action.	No action.	Creation Unit
Standard Orders				Aggregations will be
	Order must be			delivered.
received by the Fund’s
transfer agent.

Custom Orders	3:00 p.m. (ET)	No action.	No action.	Creation Unit
Aggregations will be
	Order must be			delivered.
received by the Fund’s
transfer agent. Orders
received after 3:00
p.m. (ET) will be
treated as standard
orders.

Creation Outside NSCC	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Creation Unit
Standard Orders				Aggregations will be
	Order in proper form	Deposit Securities		delivered.
	must be received by	must be received by
	the Fund’s transfer	the Fund’s account
	agent.	through DTC.

2:00 p.m. (ET)

Cash Component must
be received by the
Fund’s custodian.

Standard Orders created	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	1:00 p.m. (ET)
in advance of receipt by
the Trust of all or a portion	Order in proper form	Available Deposit		Missing Deposit
of the Deposit Securities	must be received by	Securities. Cash in an		Securities are due to
	the Fund’s transfer	amount equal to the		the Trust or the Trust
	agent.	sum of (i) the Cash		may use cash on
		Component, plus (ii)		deposit to purchase
		105% of the market		missing Deposit
		value of the		Securities. Creation
		undelivered Deposit		Unit Aggregations
		Securities.		will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Custom Orders	3:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Creation Unit
Aggregations will
	Order in proper form	Deposit Securities		be delivered.
	must be received by	must be received by
	the Fund’s transfer	the Fund’s account
	agent.	through DTC.

	Orders received after	2:00 p.m. (ET)
3:00 p.m. (ET) will be
	treated as standard	Cash Component must
	orders.	be received by the
Orders Custodian.

Redemption Through NSCC	4:00 p.m. (ET)	No action.	No action.	Fund Securities and Cash
Standard Orders	Order must be			Redemption
	received by the Fund’s			Amount will be
	transfer agent.			transferred.

Orders received after
4:00 p.m. (ET) will be
deemed received on
the next business day
(T+1).

Custom Orders	3:00 p.m. (ET)	No action.	No action.	Fund Securities and
Cash Redemption
	Order must be			Amount will be
	received by the Fund’s			transferred.
transfer agent.

Orders received after
3:00 p.m. (ET) will be
treated as standard
orders.

Redemption Outside of NSCC	4:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Fund Securities and Cash
Standard Orders	Order must be	Fund Shares must be		Redemption
	received by the Fund’s	delivered through		Amount is
	transfer agent.	DTC to the Custodian.		delivered
to the redeeming
beneficial owner.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
	Orders received after	2:00 p.m. (ET)
4:00 p.m. (ET) will be
	deemed received on	Cash Component, if
	the next business day	any, is due. *If the
	(T+1).	order is not in proper
form or the Fund
Shares are not
delivered, then the
order will not be
deemed received as
of T.

Custom Orders	3:00 p.m. (ET)	11:00 a.m. (ET)	No action.	Fund Securities
and Cash
	Order must be received	Fund Shares must be
	by the Fund’s.	delivered through DTC to		Redemption
	transfer agent	the Fund’s custodian.		Amount is
delivered to the
Redeeming
	Orders received after 3:00	2:00 p.m. (ET)		beneficial owner.
p.m. (ET) will be treated
	as standard orders.	Cash Component, if any,
is due.

*If the order is not in proper form or the
Fund Shares are
not delivered, then the order will not be
deemed received
as of T.

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TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds

Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•	Distribution Requirement —a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Services (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital Gain Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers— The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

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Deferral of Late Year Losses. For taxable years of a Fund beginning after December 22, 2010, a Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post- October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Under the RIC Mod Act, a Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, a Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

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Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). A Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified dividend income for individuals” and “– Dividends-received deduction for corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. With respect to taxable years of a Fund beginning before January 1, 2013 (unless such provision is extended, possibly retroactively to January 1, 2013, or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

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Sales, Exchanges and Redemption of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Tax Basis Information. A Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for Shares purchased in a Fund on or after January 1, 2012. If you hold your Fund Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

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Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

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Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Funds.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

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Backup Withholding

By law, a Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•         provide your correct social security or taxpayer identification number,

•         certify that this number is correct,

•         certify that you are not subject to backup withholding, and

•         certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid on or after January 1, 2013, unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non- U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% (subject to increase to 31% as described above) if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends. In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. After such sunset date, short-term capital gains are taxable to non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.

Interest-Related Dividends. With respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10- percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors. It may not be practical in every case for a Fund to report, and the Funds reserve the right in these cases to not report, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•	The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.- REITs and U.S. real property holding corporations, and
•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
•	If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.
•	In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. Transfers by gift of Shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This partial exemption applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended, possibly retroactively to January 1, 2012, or made permanent.

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U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% (subject to increase to 31% as described above) and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Foreign Tax Compliance Act. Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution (“FFI”) unless the FFI becomes a “participating FFI” by entering into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) and thereby agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

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General Policies . Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

     The 2012 Annual Report for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund for the fiscal year ended June 30, 2012 is a separate document supplied with this SAI and the financial statements, accompanying notes and the report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI. As of the date of this Registration Statement, the remaining series had not commenced operations, therefore no financial statements are provided. Financial statements for the remaining series will be sent to shareholders when available.

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Appendix A

VTL Associates, LLC

Index Management Solutions, LLC

Proxy Voting Policies and Procedures

I. General

     VTL Associates, LLC and Index Management Solutions, LLC (collectively, the “Advisor”) recognizes its obligation to vote proxies for investments held by clients over which it exercises discretionary voting authority in the clients’ best interest. Unless a client specifically reserves the right, in writing, to vote its own proxies, the Advisor will vote all proxies and act on all other corporate actions in a timely manner in accordance with these Proxy Voting Policies and Procedures (the “Proxy Voting Policies”). The Advisor will notify clients in writing if it declines the responsibility of voting proxies and will make provisions for its clients to receive proxy information.

II. Disclosure of Proxy Voting Policies

     A. General Requirements of Rule 206(4)-6

     Pursuant to the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), the Advisor: (i) has adopted these Proxy Voting Policies that are reasonably designed to ensure that the Advisor votes client securities in the best interest of such clients; (ii) will disclose to clients how they may obtain information on how the Advisor voted their proxies; and (iii) will describe to clients its Proxy Voting Policies and, upon their request, provide copies to clients upon request.

     B. Disclosure of Proxy Voting Policies and Voting Information

     The Advisor’s Proxy Voting Procedures will be described in Part 2A of its Form ADV. The disclosure will state that a client may obtain a copy of the complete Proxy Voting Policies upon request. The Advisor’s Form ADV, Part 2A will also indicate that clients may obtain information from the Advisor on how their securities were voted.

III. Proxy Voting Policies - Procedures and Guidelines

     A. Procedures

     The Advisor’s portfolio managers are ultimately responsible for ensuring that all proxies received by Advisor are voted in a timely manner and in a manner consistent with the Advisor’s determination of the client’s best interests.

     B. Guidelines

     The following guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote shares on each issue. Although the Advisor will usually vote proxies in accordance with these guidelines, the Advisor reserves the right to vote certain issues counter to the guidelines if, after a thorough review of the matter, the Advisor determines that a client’s best interests would be served by such a vote. The Advisor, in good faith, shall consider such additional factors as it determines relevant, depending on current issues and issues particular to any company. Moreover, the list of guidelines below may not include all potential voting issues. To the extent that the guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of these guidelines and that promotes the best interests of the client.

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     1. Routine Matters. Routine proposals are those that do not change the structure, bylaws or operations of a corporation. Given the routine nature of these proposals, proxies will normally be voted with management. Traditionally, these issues include:

•	Election of auditors recommended by management, unless seeking to replace auditors due to a dispute over policies.
•	Date and place of annual meeting.
•	Ratification of directors’ actions on routine matters since previous annual meeting.
•	Reasonable Employee Stock Purchase Plans.
•	Establishing reasonable 401 (k) Plans.

     2. Board of Directors. If a company’s performance has been poor over a period of time or other negative factors exist, such as unusual litigation, the Advisor may consider withholding its proxy in favor of any incumbent members of board of directors or voting against an incumbent member. The Advisor also considers it important that publicly held companies maintain a board of directors independent from management and qualified in their own respect. Board of directors should also be independent from influence and otherwise from any investment consulting or banking firm for the company. Subject to the foregoing, the Advisor will generally vote in favor of the incumbent Board’s share.

     3. Management Compensation. The Advisor generally votes in favor of proposals to align management compensation with the interests of stockholders. However, the Advisor considers excessive compensation to be against the best interest of stockholders. It may also consider such compensation as a factor to vote against any incumbent director.

     4. Change of Control Provisions. The Advisor disfavors change of control provisions in whatever format, and will generally vote against these provisions absent good reasons to the contrary. The Advisor generally votes against any management proposal that is not deemed to be in the shareholders’ best interests as entrenching management. Proposals in this category include issues regarding the issuer’s board or management entrenchment and anti-takeover measures such as the following:

•	Proposals to stagger board members’ terms;
•	Proposals to limit the ability of shareholders to call special meetings;
•	Proposals to require super majority votes;
•	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
•	Proposals regarding “poison pill” provisions;
•	Permitting “green mail”; and
•	Providing cumulative voting rights.

     5. Capital Structures. The Advisor votes on capital structure proposals according to the reasons for the proposals and in a manner to increase stockholder value. For example, proposals to increase the number of authorized shares of stock for acquisitions or to raise capital are favored over proposals to increase the number of authorized shares for management compensation. Proposals to buy back shares of common stock are generally favored. Proposals to issue shares in such a manner to prevent a change of control are generally disfavored.

     6. Auditor Approval. In determining whether to ratify the appointment of outside auditors, the Advisor considers the integrity, qualifications, and disciplinary history of the proposed accounting firm. Any firm with a significant amount of disciplinary history or legal claims against it is disfavored. The Advisor does not necessarily consider the

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size of the accounting firm to be one of the more important factors. A qualified, independent, and active audit committee’s recommendation is given deference in ratifying the appointed independent auditors.

     7. Corporate Governance. Any provisions furthering good corporate governance, integrity and informed decisions by the board of directors, management or otherwise are endorsed by the Advisor.

     8. Shareholder Action. If proxy materials relate to shareholder action, the Advisor shall review the matter with regard to the best interests of the client and to recover the most value possible or to maintain the highest value of the investment. Within the consideration of the recovery of an investment with respect to a lawsuit, the time value of money and the risks and nature of the lawsuit shall be considered.

     9. Director Management Retirement and Compensation. The Advisor reviews director/management mandatory retirement policy; option and stock grants to management and directors, pay and retirement packages to management and directors each issue in this category on a case-by-case basis. Voting decisions will be made based on clients’ long-term financial interest.

     10. Shareholder Proposals. The Advisor reviews shareholder proposals individually and determines each proposal on its own individual merits. The Advisor balances the needs of the company to maintain flexibility in its business operations against other considerations proposed by shareholders.

     C. Limitations.

     In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Advisor has determined that it is in the client’s best interest, the Advisor will not vote proxies received. The following are circumstances in which the Advisor may limit its role in voting proxies:

     1. Client Maintains Proxy Voting Authority. Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Advisor will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Advisor, it will promptly be forwarded to the client or specified third party.

     2. Terminated Account. Once a client account has been terminated with the Advisor in accordance with its investment advisory agreement, the Advisor will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client or a specified third party for action.

     3. Limited Value. If the Advisor determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Advisor may abstain from voting a client’s proxies. The Advisor also will not vote proxies received for securities which are no longer held by the client’s account. In addition, the Advisor may determine in its discretion not to vote securities where the economic value of the securities in the client account is less than $10,000.

     4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Advisor determines that a proxy vote, or other shareholder action, is materially important to the client’s account, the Advisor will recall the security for purposes of voting.

     5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Advisor may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

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     D. Conflict of Interest.

     If a potential conflict of interest exists between a client and the interest of the Advisor in voting proxies, any of the following procedures may be followed to resolve the conflict:

     1. Vote in Accordance with the Guidelines. The Advisor may address its potential conflict of interest by voting in accordance with the pre-determined guidelines set forth by these Proxy Voting Policies.

     2. Obtain Consent of Clients. The Advisor may address its potential conflict by disclosing the conflict to the relevant clients and obtaining their consent to the proposed vote prior to voting the proxy. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict so that the client is able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that client’s account.

     E. Client Directions

     The Advisor follows and adheres to any policies, procedures and directions of clients regarding the voting of proxies. Such directions must be in writing, duly authorized by the client and delivered to the Advisor sufficiently in advance to vote the proxies as directed.

     F. Third Party

     If the Advisor determines to use a third party service provider to vote proxies, the Advisor must assure that the third party complies with Rule 206(4)-6, these Proxy Voting Policies and maintains required records.

IV. Record Keeping

     A. Maintenance

     The Advisor maintains:

•	these Proxy Voting Policies, and all amendments thereto;
•	all proxy statements received regarding client securities; provided, however, that the Advisor may rely on the proxy statement filed on EDGAR as its records;
•	a record of all votes cast on behalf of clients;
•	records of all client requests for proxy voting information;
•	any documents prepared by the Advisor that were material to making a decision how to vote or that memorialized the basis for the decision; and
•	all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

     B. Form N-PX

     The Advisor will coordinate with any exchange-traded fund (“ETF”) it advises or sub-advises to assist it in the provision of all information required to be filed by the ETF on Form N-PX.

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PART C

OTHER INFORMATION

Item 28. Exhibits.

(a) Articles of Incorporation.

(1) Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.

(3) Certificate of Amendment to the Certificate of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(b) By-Laws.

(1) Amended and Restated By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(c) Instruments Defining Rights of Security Holders.

(1) Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) Amended and Restated By-Laws. Article II of the Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(d) Investment Advisory Contracts.

(1) Investment Advisory Agreement between the Registrant and VTL Associates, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(1)(i) Amendment to Investment Advisory Agreement (August 15, 2008) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(2) Expense Limitation Letter Agreement is filed herewith as exhibit EX-99.d.2.

(3) Sub-Advisory Agreement between VTL Associates, LLC and Index Management Solutions, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 27, 2010.

(e) Underwriting Contracts.

(1) Distribution Agreement between Registrant and Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

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(2) Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(f) Bonus or Profit Sharing Contracts. - Not applicable.

(g) Custodian Agreements.

(1) Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(h) Other Material Contracts.

(1) Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(2) Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(3) Securities Lending Authorization Agreement between the Registrant and The Bank of New York Mellon is filed herewith as exhibit EX-99.h.3.

(4) Form of Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(i) Legal Opinion.

(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, regarding RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund and RevenueShares Utilities Sector Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(3) Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 19, 2008.

(j) Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm for the Registrant is filed herewith as exhibit EX-99.j.1.

(k) Omitted Financial Statements. Not applicable.

(l) Initial Capital Agreements. Not applicable.

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(m) Rule 12b-1 Plan.

(1) Registrant’s Distribution and Service Plan relating to RevenueShares Large Cap, Mid Cap and Small Cap Funds is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(1)(i) Amended and Restated Schedule I is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

(n) Rule 18f-3 Plan. Not applicable.

(o) Reserved.

(p) Codes of Ethics.

(1) Code of Ethics for Registrant, VTL Associates, LLC and Index Management Solutions, LLC is filed herewith as exhibit EX-99.p.1.

(2) Code of Ethics for Foreside Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009.

(q) Other.

(1) Powers of Attorney for James C. McAuliffe, Christian W. Myers, III and John J. Kolodziej are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

(2) Power of Attorney for John A. Reilly is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 26, 2011.

(3) Power of Attorney for Daniel J. Ledva is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2011.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Article VII of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007), as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

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(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust effective October 12, 2007, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(b) Investment Advisory Agreement between the Registrant and VTL, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008;

(c) Sub-Advisory Agreement between VTL and Index Management Solutions, LLC, as provided for in Section 7 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 27, 2010;

(d) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, as provided for in Section 6 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2009;

(e) Custody Agreement, as provided for in Article III, Section 8; Article VIII, Section 1; and Appendix I, Section 10 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008;

(f) Fund Administration and Accounting Agreement, as provided for in Section 8 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008; and

(g) Transfer Agency and Services Agreement, as provided for in Section 5 of the Agreement, as incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.

Item 31. Business and Other Connections of Investment Adviser.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Consumer Discretionary Sector Fund, RevenueShares Consumer Staples Sector Fund, RevenueShares Energy Sector Fund, RevenueShares Financials Sector Fund, RevenueShares Health Care Sector Fund, RevenueShares Industrials Sector Fund, RevenueShares Information Technology Sector Fund, RevenueShares Materials Sector Fund, RevenueShares Utilities Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and

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information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Index Management Solutions, LLC (“IMS”)

IMS, a wholly owned subsidiary of the Adviser, is a sub-adviser to each of the Funds. The principal business address of IMS is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. IMS is an investment adviser registered under the Advisers Act. Additional Information as to IMS and the directors and officers of IMS is included in IMS’ Form ADV filed with the Commission (File No. 801-70930), which is incorporated herein by reference and sets forth the officers and directors of IMS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters.

(a) Foreside Fund Services, LLC (“Foreside”) also acts as principal underwriter of shares of the following other companies:

1.	361 Absolute Alpha Fund, Series of Investment Managers Series Trust
2.	361 Long/Short Equity Fund, Series of Investment Managers Series Trust
3.	361 Managed Futures Strategy Fund, Series of Investment Managers Series Trust
4.	AdvisorShares Trust
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	Avenue Mutual Funds Trust
8.	Bennett Group of Funds
9.	Bridgeway Funds, Inc.
10.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
12.	Central Park Group Multi-Event Fund
13.	Direxion Shares ETF Trust
14.	DundeeWealth Funds
15.	FlexShares Trust
16.	Forum Funds
17.	FQF Trust
18.	Gottex Multi-Alternatives Fund - I
19.	Gottex Multi-Alternatives Fund - II
20.	Gottex Multi-Asset Endowment Fund - I
21.	Gottex Multi-Asset Endowment Fund - II
22.	Henderson Global Funds
23.	Ironwood Institutional Multi-Strategy Fund LLC
24.	Ironwood Multi-Strategy Fund LLC
25.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
26.	Manor Investment Funds
27.	Nomura Partners Funds, Inc.
28.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
29.	Perimeter Small Cap Value Fund, Series of Investment Managers Series Trust
30.	PMC Funds, Series of Trust for Professional Managers
31.	Precidian ETFs Trust
32.	Quaker Investment Trust
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33.	RevenueShares ETF Trust
34.	Salient MF Trust
35.	Sound Shore Fund, Inc.
36.	The Roxbury Funds
37.	Turner Funds
38.	Wintergreen Fund, Inc.

(b) Information with respect to each officer and director of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and director of Foreside is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Principal Business	Positions and Offices	Positions and Offices
Address	with Underwriter	with Registrant

Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Secretary	None
Lisa S. Clifford	Vice President and Managing Director, Compliance	None
Nishant Bhatnagar	Assistant Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York, New York 10286.

Item 34. Management Services.

None.

Item 35. Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of October, 2012.

REVENUESHARES ETF TRUST

By: /s/ Vincent T. Lowry

Vincent T. Lowry

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Vincent T. Lowry	Chairman and Trustee	October 26, 2012
Vincent T. Lowry

/s/ James C. McAuliffe *	Trustee	October 26, 2012
James C. McAuliffe

/s/ Christian W. Myers, III *	Trustee	October 26, 2012
Christian W. Myers, III

/s/ John J. Kolodziej *	Trustee	October 26, 2012
John J. Kolodziej

/s/ John A. Reilly*	Trustee	October 26, 2012
John A. Reilly

/s/ Daniel J. Ledva*	Trustee	October 26, 2012
Daniel J. Ledva

/s/ Michael Gompers*	Treasurer	October 26, 2012
Michael Gompers

*By:	/s/ Vincent T. Lowry
Vincent T. Lowry
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney incorporated herein by reference)
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EXHIBITS

REVENUESHARES ETF TRUST

Exhibit #	Title of Exhibit

EX-99.d.2	Expense Limitation Letter Agreement
EX-99.h.3.	Securities Lending Authorization Agreement between the Registrant and The Bank of New York Mellon
EX-99.j.1	Consent of Independent Registered Public Accounting Firm.
EX-99.p.1	Code of Ethics for Registrant, VTL Associates, LLC and Index Management Solutions, LLC